UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23002

LATTICE STRATEGIES TRUST

(Exact name of registrant as specified in charter)

101 Montgomery Street, 27th Floor, San Francisco, California 94104

(Address of Principal Executive Offices) (Zip Code)

Thomas R. Phillips, Esq. Hartford Funds Management Company, LLC 690 Lee Road Wayne, PA 19087	John V. O’Hanlon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (415) 508-3400

Date of fiscal year end: September 30

Date of reporting period: December 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments December 31, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
Common Stocks - 99.8%
	Australia - 6.9%
38,055	Adelaide Brighton Ltd.(1)	$	194,066
22,070	AGL Energy Ltd.		420,504
33,533	Amcor Ltd.		404,433
28,499	Ansell Ltd.		541,659
63,747	AusNet Services		89,997
13,289	Australia & New Zealand Banking Group Ltd.		298,723
34,547	BlueScope Steel Ltd.		415,312
37,746	Caltex Australia Ltd.		1,005,259
23,257	CIMIC Group Ltd.		935,899
52,101	Coca-Cola Amatil Ltd.(1)		346,789
3,953	Cochlear Ltd.		529,416
854	Commonwealth Bank of Australia		53,664
3,890	CSL Ltd.		429,914
39,114	Dexus REIT		298,282
5,494	Flight Centre Travel Group Ltd.(1)		190,105
69,484	GPT Group REIT		277,713
32,150	Insurance Australia Group Ltd.		182,058
3,610	Macquarie Group Ltd.		281,312
139,094	Mirvac Group REIT		255,662
3,246	National Australia Bank Ltd.		75,074
90,784	Orora Ltd.		240,713
197,595	Qantas Airways Ltd.		778,927
8,015	QBE Insurance Group Ltd.		66,952
81,564	Scentre Group REIT		267,302
24,963	Sonic Healthcare Ltd.		446,337
50,048	Stockland REIT		175,370
8,772	Suncorp Group Ltd.		95,094
74,063	Tabcorp Holdings Ltd.(1)		323,240
208,086	Telstra Corp. Ltd.		590,799
36,757	Vicinity Centres REIT		78,199
12,755	Wesfarmers Ltd.		443,148
13,787	Westfield Corp. REIT(1)		102,335
40,726	Woolworths Ltd.		869,610

			11,703,867

	Austria - 0.8%
1,246	Lenzing AG		158,372
1,397	Oesterreichische Post AG		62,773
35,278	Telekom Austria AG*		327,415
69,939	UNIQA Insurance Group AG		740,728

			1,289,288

	Belgium - 1.0%
705	Ackermans & Van Haaren N.V.		122,879
11,580	Bpost S.A.		352,985
974	Cie d’Entreprises CFE		142,338
6,155	Colruyt S.A.(1)		320,471
2,823	Elia System Operator S.A.		162,374
3,138	KBC Group N.V.		267,950
7,475	Proximus SADP(1)		245,493
1,042	Sofina S.A.		164,099

			1,778,589

	Bermuda - 0.5%
42,445	Hiscox Ltd.		840,592

	Canada - 10.8%
2,631	Agnico Eagle Mines Ltd.		121,875
6,271	Agrium, Inc.		723,621
26,003	Air Canada*		537,099
9,923	Alimentation Couche-Tard, Inc. Class B(1)		519,454
4,070	AltaGas Ltd.(1)		92,967
14,268	Bank of Montreal		1,145,471
9,645	Bank of Nova Scotia(1)		624,448

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments – (continued) December 31, 2017 (Unaudited)

14,132	BCE, Inc.(1)	$	681,025
10,531	Canadian Apartment Properties REIT		313,673
6,212	Canadian Imperial Bank of Commerce(1)		607,541
2,093	Canadian Tire Corp. Ltd. Class A		273,788
10,566	CCL Industries, Inc. Class B(1)		489,783
14,832	CGI Group, Inc. Class A*		808,512
2,300	Emera, Inc.(1)		86,240
758	Fairfax Financial Holdings Ltd.		404,932
1,579	First Capital Realty, Inc.(1)		26,112
435	Fortis, Inc.(1)		16,009
1,303	Franco-Nevada Corp.(1)		104,473
3,818	Genworth MI Canada, Inc.(1)		132,554
5,596	George Weston Ltd.(1)		487,537
24,019	Great-West Lifeco, Inc.(1)		672,866
26,895	Husky Energy, Inc.*		381,010
38,025	Hydro One Ltd.(2)		679,804
5,714	Imperial Oil Ltd.(1)		178,906
6,815	Industrial Alliance Insurance & Financial Services, Inc.		325,371
3,170	Intact Financial Corp.		265,628
5,691	Loblaw Cos. Ltd.(1)		309,861
9,541	Magna International, Inc.		542,480
28,737	Manulife Financial Corp.		601,368
3,892	Metro, Inc.(1)		125,027
4,713	National Bank of Canada(1)		235,923
7,819	Norbord, Inc.		265,532
2,649	Open Text Corp.		94,526
1,594	Peyto Exploration & Development Corp.(1)		19,121
13,861	Power Corp. of Canada		358,099
20,363	Power Financial Corp.		561,346
670	RioCan REIT		13,026
11,281	Rogers Communications, Inc. Class B		576,677
12,008	Royal Bank of Canada		983,775
5,347	Saputo, Inc.		192,807
7,673	Shaw Communications, Inc. Class B(1)		175,696
20,718	Sun Life Financial, Inc.(1)		857,855
8,401	Suncor Energy, Inc.		309,435
14,347	TELUS Corp.		545,276
1,103	Thomson Reuters Corp.		48,233
2,136	Thomson Reuters Corp.(1)		93,108
2,562	Toromont Industries Ltd.		112,667
8,943	Toronto-Dominion Bank		525,681
2,360	West Fraser Timber Co., Ltd.		146,107

			18,394,325

	China - 0.6%
395,000	China Resources Pharmaceutical Group Ltd.(2)		511,353
467,258	Yangzijiang Shipbuilding Holdings Ltd.		513,970

			1,025,323

	Denmark - 2.4%
2,418	Coloplast A/S Class B		192,453
20,353	DONG Energy A/S(2)		1,111,793
2,068	GN Store Nord A/S		66,872
3,146	H. Lundbeck A/S		159,827
11,184	ISS A/S		433,442
1,721	Nets A/S*(2)		45,298
14,941	Novo Nordisk A/S Class B		806,039
897	Rockwool International A/S Class B		254,471
11,692	Topdanmark A/S*		505,552
16,365	William Demant Holding A/S*		457,927

			4,033,674

	Finland - 0.6%
11,805	Neste Oyj		756,260
5,840	Orion Oyj Class B		217,954

			974,214

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments – (continued) December 31, 2017 (Unaudited)

	France - 5.9%
359	Aeroports de Paris	$68,327
11,466	Air France-KLM*	186,975
563	Air Liquide S.A.	71,019
5,921	Amundi S.A.(2)	502,317
1,528	Atos SE	222,656
6,887	AXA S.A.	204,556
9,085	BioMerieux S.A.	814,813
19,845	Bouygues S.A.	1,032,072
6,444	Cie Generale des Etablissements Michelin	925,073
43,662	CNP Assurances	1,009,527
7,727	Elior Group S.A.(2)	159,824
3,985	Euler Hermes Group	582,884
1,324	Gecina S.A. REIT	244,679
4,684	Ipsen S.A.	560,036
8,065	Lagardere SCA	258,865
8,712	Peugeot S.A.	177,373
6,183	Rubis SCA	437,900
1,372	Safran S.A.	141,537
14,084	SCOR SE	567,315
1,070	Societe BIC S.A.	117,770
2,540	Sodexo S.A.	341,756
5,925	Suez S.A.	104,338
3,041	Thales S.A.	328,209
8,011	Total S.A.	442,935
12,297	Worldline S.A.*(2)	600,543

		10,103,299

	Germany - 7.3%
3,731	Allianz SE	857,956
185,093	Aroundtown S.A.	1,426,018
4,778	Aurubis AG	445,109
1,884	BASF SE	207,544
676	Bayer AG	84,421
4,101	Carl Zeiss Meditec AG	254,891
2,712	CECONOMY AG	41,049
10,308	Covestro AG(2)	1,064,866
18,962	Deutsche Lufthansa AG	699,481
3,121	Deutsche Post AG	148,971
3,773	Deutsche Wohnen SE	165,186
2,464	DMG Mori AG	136,163
11,484	Evonik Industries AG	432,592
358	Fielmann AG	31,605
2,299	Fresenius Medical Care AG & Co. KGaA	242,329
4,635	Hannover Rueck SE	583,843
5,027	Hella KGaA Hueck & Co.	311,298
484	HOCHTIEF AG	85,783
27,228	Innogy SE(2)	1,068,322
953	Krones AG(1)	131,030
698	Linde AG*	163,148
1,256	MAN SE	143,883
5,412	Merck KGaA	583,261
4,406	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	956,299
1,159	OSRAM Licht AG	104,282
2,582	Suedzucker AG	56,056
18,652	Talanx AG*	763,077
61,134	Telefonica Deutschland Holding AG	307,293
15,035	Uniper SE	469,405
8,222	Vonovia SE	408,643

		12,373,804

	Hong Kong - 4.9%
22,445	BOC Hong Kong Holdings Ltd.	113,699
662,688	Champion REIT	485,744
469,000	Chinese Estates Holdings Ltd.	755,939
97,120	Chow Tai Fook Jewellery Group Ltd.	101,875
6,980	CLP Holdings Ltd.	71,387

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments – (continued) December 31, 2017 (Unaudited)

102,033	Dairy Farm International Holdings Ltd.(1)	$	801,979
11,510	Hang Seng Bank Ltd.		285,641
194,609	HK Electric Investments & HK Electric Investments Ltd.(2)		177,997
81,884	Hongkong Land Holdings Ltd.		576,463
136,000	Hopewell Holdings Ltd.		501,912
3,242	I-CABLE Communications Ltd.*		95
2,026	Jardine Matheson Holdings Ltd.		123,080
8,685	Jardine Strategic Holdings Ltd.		343,752
109,500	Johnson Electric Holdings Ltd.		458,742
106,000	Kerry Properties Ltd.		476,622
95,188	Link REIT		882,193
240,575	PCCW Ltd.		139,717
118,000	SJM Holdings Ltd.		105,663
58,335	VTech Holdings Ltd.		764,139
638,292	WH Group Ltd.(2)		720,164
12,761	Wheelock & Co., Ltd.		91,088
105,611	Yue Yuen Industrial Holdings Ltd.		414,754

			8,392,645

	Ireland - 1.3%
9,031	AIB Group plc		59,644
1,292	DCC plc		130,470
10,412	ICON plc*		1,167,706
3,773	Kerry Group plc Class A		423,613
3,585	Ryanair Holdings plc ADR*		373,521
3,272	Smurfit Kappa Group plc		110,759

			2,265,713

	Isle Of Man - 0.2%
23,969	Playtech plc		279,009

	Israel - 2.2%
14,577	Bank Hapoalim BM		107,449
77,468	Bank Leumi Le-Israel BM		467,934
446,559	Bezeq The Israeli Telecommunication Corp. Ltd.		676,595
2,763	Elbit Systems Ltd.		370,082
209,831	Israel Discount Bank Ltd. Class A*		611,062
47,374	Mizrahi Tefahot Bank Ltd.		875,388
5,756	Taro Pharmaceutical Industries Ltd.*(1)		602,711
3,055	Teva Pharmaceutical Industries Ltd.		57,771

			3,768,992

	Italy - 2.2%
4,791	ACEA S.p.A.		88,597
5,872	Assicurazioni Generali S.p.A.		107,177
4,199	DiaSorin S.p.A.		373,120
11,939	Enel S.p.A.		73,546
3,026	Ferrari N.V.		317,760
91,852	Hera S.p.A.		320,961
13,218	Italgas S.p.A.		80,789
167,861	Parmalat S.p.A.		624,859
44,965	Poste Italiane S.p.A.(1)(2)		338,812
194,063	PRADA S.p.A.		702,542
13,316	Recordati S.p.A.		592,584
64,432	UnipolSai Assicurazioni S.p.A.(1)		150,639

			3,771,386

	Japan - 19.6%
205	ABC-Mart, Inc.		11,774
38,059	Aeon Co., Ltd.		642,763
2,237	Aisin Seiki Co., Ltd.		125,701
2,078	Ajinomoto Co., Inc.		39,125
7,782	Alfresa Holdings Corp.		182,858
5,341	ANA Holdings, Inc.		223,122
2,458	Aoyama Trading Co., Ltd.(1)		91,861
12,488	Aozora Bank Ltd.		486,106
500	Asahi Group Holdings Ltd.		24,811

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments – (continued) December 31, 2017 (Unaudited)

65,594	Asahi Kasei Corp.	$846,346
25,565	Astellas Pharma, Inc.	326,115
4,600	Azbil Corp.	199,680
10,259	Bandai Namco Holdings, Inc.	335,592
7,687	Benesse Holdings, Inc.	271,246
13,797	Bic Camera, Inc.(1)	199,025
12,093	Bridgestone Corp.	562,300
9,885	Brother Industries Ltd.	243,944
20,597	Canon Marketing Japan, Inc.	556,750
22,203	Canon, Inc.	827,808
74,064	Citizen Watch Co., Ltd.	543,728
1,060	COMSYS Holdings Corp.	30,723
7,537	Dai-ichi Life Holdings, Inc.	155,490
11,236	Daiichi Sankyo Co., Ltd.	292,944
1,600	Daiichikosho Co., Ltd.	79,822
1,716	Daito Trust Construction Co., Ltd.	349,979
35,817	Daiwa Securities Group, Inc.	224,758
4,100	FamilyMart UNY Holdings Co., Ltd.(1)	287,528
8,620	FUJIFILM Holdings Corp.	352,375
78,489	Fujitsu Ltd.	559,282
1,800	Furukawa Electric Co., Ltd.	88,842
141,008	GungHo Online Entertainment, Inc.(1)	388,038
9,821	Heiwa Corp.	184,476
1,793	Hikari Tsushin, Inc.	257,848
400	Hisamitsu Pharmaceutical Co., Inc.	24,252
1,937	Hitachi Chemical Co., Ltd.	49,762
7,507	Hitachi High-Technologies Corp.	316,540
63,368	Hitachi Ltd.	493,837
2,434	Hitachi Transport System Ltd.	63,459
10,649	House Foods Group, Inc.	353,549
8,521	Hoya Corp.	425,710
10,519	Idemitsu Kosan Co., Ltd.	422,534
8,536	Ito En Ltd.	336,439
13,171	ITOCHU Corp.	245,882
22,751	Itochu Techno-Solutions Corp.	987,593
22,493	Japan Airlines Co., Ltd.	880,152
14,181	Japan Post Holdings Co., Ltd.	162,644
9,919	Japan Post Insurance Co., Ltd.	233,601
1,275	Japan Tobacco, Inc.	41,097
61,938	JXTG Holdings, Inc.	399,724
24,174	K’s Holdings Corp.(1)	619,962
1,100	Kagome Co., Ltd.(1)	40,865
9,000	Kajima Corp.	86,605
949	Kaken Pharmaceutical Co., Ltd.	49,030
10,882	Kaneka Corp.	99,401
2,970	Kansai Electric Power Co., Inc.	36,383
1,881	Kao Corp.	127,220
13,951	KDDI Corp.	347,320
13,000	Kinden Corp.	212,108
957	Kirin Holdings Co., Ltd.	24,131
22,888	Konica Minolta, Inc.	220,245
7,893	Kuraray Co., Ltd.	148,962
1,200	Kurita Water Industries Ltd.	38,988
27,600	Kyushu Railway Co.	856,298
4,022	Lawson, Inc.(1)	267,419
7,731	Lion Corp.	146,522
21,850	Medipal Holdings Corp.	428,078
516	MEIJI Holdings Co., Ltd.	43,928
2,892	Mitsubishi Gas Chemical Co., Inc.	83,050
31,527	Mitsubishi Tanabe Pharma Corp.	652,649
10,160	Mixi, Inc.(1)	456,366
3,445	MS&AD Insurance Group Holdings, Inc.	116,638
2,517	NEC Corp.	67,924
5,738	NH Foods Ltd.	139,974
4,794	Nichirei Corp.	132,564
2,875	Nihon Kohden Corp.	66,739

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments – (continued) December 31, 2017 (Unaudited)

15,281	Nippo Corp.	$	357,710
13,568	Nippon Kayaku Co., Ltd.		201,382
12,953	Nippon Telegraph & Telephone Corp.		609,533
20,400	Nipro Corp.(1)		302,786
12,970	Nissan Motor Co., Ltd.		129,355
1,760	NTT Data Corp.		20,920
20,324	NTT DOCOMO, Inc.		480,090
11,000	Obayashi Corp.		133,191
15,851	Osaka Gas Co., Ltd.		305,341
3,369	Otsuka Corp.		258,395
1,804	Otsuka Holdings Co., Ltd.(1)		79,238
26,169	Panasonic Corp.		383,185
3,867	Park24 Co., Ltd.(1)		92,581
37,600	Recruit Holdings Co., Ltd.		934,576
14,466	Resona Holdings, Inc.		86,436
13,069	Ricoh Co., Ltd.(1)		121,467
11,628	Rohto Pharmaceutical Co., Ltd.		310,699
1,600	Sankyo Co., Ltd.		50,351
7,168	Sawai Pharmaceutical Co., Ltd.(1)		320,699
11,908	Sega Sammy Holdings, Inc.		147,780
13,974	Seiko Epson Corp.(1)		329,843
11,765	Sekisui Chemical Co., Ltd.		236,240
8,348	Sekisui House Ltd.		150,842
3,689	Seven & I Holdings Co., Ltd.		153,356
3,840	Shimamura Co., Ltd.		422,690
43,658	Skylark Co., Ltd.(1)		621,250
800	Square Enix Holdings Co., Ltd.		38,065
3,093	Subaru Corp.		98,377
4,417	Sugi Holdings Co., Ltd.		225,457
1,501	Sumitomo Dainippon Pharma Co., Ltd.(1)		22,305
12,629	Sumitomo Forestry Co., Ltd.		226,010
11,289	Sumitomo Rubber Industries Ltd.(1)		210,047
3,807	Suntory Beverage & Food Ltd.		169,313
7,882	Suzuken Co., Ltd.		324,306
2,100	Taisei Corp.		104,581
6,944	Takeda Pharmaceutical Co., Ltd.		394,572
2,311	Toho Gas Co., Ltd.		63,391
3,314	Tokyo Electron Ltd.		600,138
20,396	Tokyo Gas Co., Ltd.		466,854
2,119	Toyo Suisan Kaisha Ltd.		90,572
21,647	Tsumura & Co.		719,645
379	Tsuruha Holdings, Inc.		51,543
3,689	TV Asahi Holdings Corp.		74,206
16,772	Ube Industries Ltd.		493,557
1,691	Welcia Holdings Co., Ltd.		73,104
2,749	West Japan Railway Co.		200,764
24,057	Yamada Denki Co., Ltd.(1)		132,618
13,480	Yamazaki Baking Co., Ltd.		262,899
2,835	Yokohama Rubber Co., Ltd.		69,535
9,453	Zensho Holdings Co., Ltd.(1)		162,543

			33,453,242

	Jersey - 0.0%
607	Randgold Resources Ltd.		60,845

	Luxembourg - 0.8%
30,148	Grand City Properties S.A.		711,364
351,701	L’Occitane International S.A.		644,258

			1,355,622

	Malta - 0.2%
21,111	Kindred Group plc SDR		302,709

	Netherlands - 3.6%
16,954	Aegon N.V.		108,205
3,281	Akzo Nobel N.V.		287,686
30,466	ASR Nederland N.V.		1,255,000

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments – (continued) December 31, 2017 (Unaudited)

6,737	GrandVision N.V.(2)	$	172,272
594	Heineken Holding N.V.		58,838
26,848	Koninklijke Ahold Delhaize N.V.		591,104
3,469	Koninklijke DSM N.V.		331,871
29,418	NN Group N.V.		1,275,944
32,494	Philips Lighting N.V.(2)		1,193,975
19,424	Royal Dutch Shell plc Class A		651,640
5,249	Wolters Kluwer N.V.		274,055

			6,200,590

	New Zealand - 2.0%
462,132	Air New Zealand Ltd.		1,048,452
50,161	Fisher & Paykel Healthcare Corp. Ltd.		511,929
68,515	Fletcher Building Ltd.		370,332
59,699	Meridian Energy Ltd.		124,190
209,732	Spark New Zealand Ltd.*		541,338
139,009	Z Energy Ltd.(1)		758,281

			3,354,522

	Norway - 0.5%
19,667	Entra ASA(2)		293,345
15,628	Leroy Seafood Group ASA		84,031
8,602	Yara International ASA		396,165

			773,541

	Portugal - 0.1%
7,670	Jeronimo Martins SGPS S.A.		149,158

	Russia - 0.0%
2,780	Polymetal International plc		34,617

	Singapore - 3.0%
93,104	BOC Aviation Ltd.(2)		496,051
67,598	ComfortDelGro Corp. Ltd.(1)		100,153
42,704	DBS Group Holdings Ltd.		794,070
101,887	Keppel REIT		96,062
433,334	Mapletree Greater China Commercial Trust REIT		398,833
137,833	Mapletree Industrial Trust REIT		209,369
84,182	Oversea-Chinese Banking Corp. Ltd.		780,466
103,311	SATS Ltd.		401,988
70,688	Singapore Airlines Ltd.		564,383
322,737	StarHub Ltd.		688,267
31,753	United Overseas Bank Ltd.		628,455

			5,158,097

	South Africa - 0.1%
8,078	Mondi plc		211,010

	Spain - 1.8%
5,745	ACS Actividades de Construccion y Servicios S.A.		225,032
1,414	Aena SME S.A.(2)		286,950
2,247	Amadeus IT Group S.A.		162,189
2,583	Bolsas y Mercados Espanoles SHMSF S.A.(1)		82,349
24,674	Cia de Distribucion Integral Logista Holdings S.A.		567,979
10,034	Distribuidora Internacional de Alimentacion S.A.		51,846
12,729	Ebro Foods S.A.		298,363
28,859	Endesa S.A.		618,745
14,572	Gas Natural SDG S.A.		336,838
326	Grupo Catalana Occidente S.A.		14,461
9,716	Iberdrola S.A.		75,369
5,980	Red Electrica Corp. S.A.		134,353
2,363	Viscofan S.A.		156,090

			3,010,564

	Sweden - 2.0%
50,826	Ahlsell AB(2)		327,770
32,302	Axfood AB(1)		623,749
37,803	Dometic Group AB(2)		385,764
3,712	Hennes & Mauritz AB Class B(1)		76,756
5,217	ICA Gruppen AB(1)		189,819

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments – (continued) December 31, 2017 (Unaudited)

2,646	Investor AB Class B	$	120,900
1,644	L E Lundbergforetagen AB Class B		123,087
8,263	Loomis AB Class B		347,778
4,569	Nordea Bank AB		55,414
6,093	Skandinaviska Enskilda Banken AB Class A		71,665
43,620	Svenska Cellulosa AB SCA Class B		450,451
14,147	Swedbank AB Class A		341,947
2,330	Swedish Match AB		91,976
9,546	Tele2 AB Class B		117,525

			3,324,601

	Switzerland - 7.2%
8,436	ABB Ltd.		226,114
1,193	Allreal Holding AG*		201,751
6,465	Baloise Holding AG		1,006,404
811	Banque Cantonale Vaudoise		611,683
831	Emmi AG*		598,201
196	EMS-Chemie Holding AG		130,834
3,040	Ferguson plc		219,189
81	Georg Fischer AG		107,058
125	Givaudan S.A.		288,866
782	Helvetia Holding AG		440,151
4,199	Kuehne + Nagel International AG		743,281
495	Logitech International S.A.		16,712
4,205	Nestle S.A.		361,600
2,178	Novartis AG		184,163
1,601	Panalpina Welttransport Holding AG(1)		248,241
3,480	Roche Holding AG		880,267
5,059	SFS Group AG*		587,664
119	SGS S.A.		310,292
95	Sika AG		754,541
779	Sonova Holding AG		121,666
2,921	STMicroelectronics N.V.		63,837
234	Straumann Holding AG		165,325
7,313	Sunrise Communications Group AG*(2)		667,888
3,321	Swiss Life Holding AG*		1,175,726
5,284	Swiss Re AG		494,782
50,548	UBS Group AG*		930,560
233	Vifor Pharma AG(1)		29,863
1,762	Vontobel Holding AG		111,199
1,686	Zurich Insurance Group AG		513,153

			12,191,011

	United Kingdom - 10.5%
11,068	Ashtead Group plc		298,247
12,710	AstraZeneca plc		880,477
11,019	Atlassian Corp. plc Class A*(1)		501,585
22,158	BAE Systems plc		171,752
84,653	Beazley plc		612,079
94,410	BP plc		667,556
29,729	Britvic plc		327,760
45,792	BT Group plc		168,305
72,693	Centrica plc		135,015
7,720	Close Brothers Group plc		151,218
18,401	Coca-Cola European Partners plc		734,248
27,460	Compass Group plc		594,344
288,822	ConvaTec Group plc(2)		802,897
1,608	Croda International plc		96,232
20,220	Daily Mail & General Trust plc		163,158
1,404	Diageo plc		51,755
88,555	Direct Line Insurance Group plc		457,249
8,980	easyJet plc		177,842
15,316	Fiat Chrysler Automobiles N.V.*		274,217
24,647	G4S plc		89,021
22,521	GlaxoSmithKline plc		402,903
53,310	HSBC Holdings plc		553,051

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments – (continued) December 31, 2017 (Unaudited)

3,627	InterContinental Hotels Group plc		$	231,534
91,422	J Sainsbury plc			298,542
94,537	JD Sports Fashion plc			429,949
107,356	Kingfisher plc			490,428
90,457	Legal & General Group plc			334,425
62,232	Marks & Spencer Group plc(1)			265,012
9,337	Metro Bank plc*(1)			452,682
18,804	National Grid plc			222,600
15,510	NEX Group plc			127,251
4,500	Next plc			275,454
3,372	Pennon Group plc			35,716
814	Reckitt Benckiser Group plc			76,188
28,207	RELX N.V.			649,137
36,925	RELX plc			868,635
98,724	Rentokil Initial plc			424,685
6,669	Rio Tinto Ltd.(1)			395,437
140,416	Royal Mail plc			859,513
88,846	Saga plc			151,435
17,089	Segro plc REIT			135,698
6,447	Sky plc*			88,258
33,261	Smith & Nephew plc			579,520
14,372	SSE plc			256,631
6,549	SSP Group plc			60,508
7,221	Subsea 7 S.A.			108,588
16,854	Tate & Lyle plc			160,279
11,294	Unilever plc			630,292
52,197	Vodafone Group plc			165,932
12,980	WH Smith plc			412,102
73,667	William Hill plc			320,883

				17,818,225

	United States - 0.8%
5,683	Carnival plc			376,081
38,714	International Game Technology plc			1,026,308

				1,402,389

	Total Common Stocks (cost $151,982,344)		$	169,795,463

	Total Long-Term Investments (cost $151,982,344)		$	169,795,463

Short-Term Investments - 1.7%
	Securities Lending Collateral - 1.7%
2,908,442	State Street Navigator Securities Lending Government Money Market Portfolio, 1.30% (3)		$	2,908,442

	Total Short-Term Investments (cost $2,908,442)		$	2,908,442

	Total Investments (cost $154,890,786)	101.5%	$	172,703,905
	Other Assets and Liabilities	(1.5)%		(2,476,585)

	Total Net Assets	100.0%	$	170,227,320

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 for securities lending information.

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments – (continued) December 31, 2017 (Unaudited)

(2)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At December 31, 2017, the aggregate value of these securities was $11,608,005, which represented 6.8% of total net assets.
(3)	Represents the current daily yield at period end.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments December 31, 2017 (Unaudited)

    Fair Valuation Summary

    The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Australia	$11,703,867	$11,703,867	$—	$—
Austria	1,289,288	1,289,288	—	—
Belgium	1,778,589	1,778,589	—	—
Bermuda	840,592	840,592	—	—
Canada	18,394,325	18,394,325	—	—
China	1,025,323	1,025,323	—	—
Denmark	4,033,674	4,033,674	—	—
Finland	974,214	974,214	—	—
France	10,103,299	10,103,299	—	—
Germany	12,373,804	12,373,804	—	—
Hong Kong	8,392,645	8,392,645	—	—
Ireland	2,265,713	2,265,713	—	—
Isle of Man	279,009	279,009	—	—
Israel	3,768,992	3,768,992	—	—
Italy	3,771,386	3,771,386	—	—
Japan	33,453,242	33,453,242	—	—
Jersey	60,845	60,845	—	—
Luxembourg	1,355,622	1,355,622	—	—
Malta	302,709	302,709	—	—
Netherlands	6,200,590	6,200,590	—	—
New Zealand	3,354,522	3,354,522	—	—
Norway	773,541	773,541	—	—
Portugal	149,158	149,158	—	—
Russia	34,617	34,617	—	—
Singapore	5,158,097	5,158,097	—	—
South Africa	211,010	211,010	—	—
Spain	3,010,564	3,010,564	—	—
Sweden	3,324,601	3,324,601	—	—
Switzerland	12,191,011	12,191,011	—	—
United Kingdom	17,818,225	17,818,225	—	—
United States	1,402,389	1,402,389	—	—
Short-Term Investments	2,908,442	2,908,442	—	—

Total	$172,703,905	$172,703,905	$—	$—

  (1) For the period ended December 31, 2017, there were no transfers between any levels.

Hartford Multifactor Emerging Markets ETF
Schedule of Investments December 31, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
Common Stocks - 97.3%
	Brazil - 2.2%
23,880	Ambev S.A.	$	153,196
30,747	Banco do Brasil S.A.		294,947
3,008	BB Seguridade Participacoes S.A.		25,835
8,057	Brasil Bolsa Balcao S.A.		55,331
8,079	CCR S.A.		39,334
16,274	Cielo S.A.		115,391
24,073	Embraer S.A.		145,145
17,769	Kroton Educacional S.A.		98,565
5,028	Lojas Renner S.A.		53,795
4,785	Ultrapar Participacoes S.A.		108,190
8,262	Vale S.A.		100,277

			1,190,006

	Chile - 4.8%
474,594	Aguas Andinas S.A. Class A		314,400
561,334	Banco de Chile		89,999
5,383	Banco de Credito e Inversiones		374,459
958,308	Banco Santander Chile		75,093
87,703	Cencosud S.A.		259,110
6,873	Cia Cervecerias Unidas S.A.		103,126
67,074	Colbun S.A.		15,428
3,211	Empresa Nacional de Telecomunicaciones S.A.		36,096
6,769	Empresas CMPC S.A.		23,018
15,153	Empresas COPEC S.A.		239,391
171,224	Enel Generacion Chile S.A.		155,045
976,462	Enersis Americas S.A.		217,576
2,313,801	Enersis Chile S.A.		273,940
8,375,045	Itau CorpBanca		76,209
6,244	Latam Airlines Group S.A.		88,514
24,942	SACI Falabella		248,791

			2,590,195

	China - 8.1%
40,500	Anhui Conch Cement Co., Ltd. Class H		190,395
2,850	Autohome, Inc. ADR*		184,309
251	Baidu, Inc. ADR*		58,787
750,000	Bank of China Ltd. Class H		368,414
315,000	China Construction Bank Corp. Class H		290,126
97,000	China Everbright Bank Co., Ltd. Class H		45,291
1,994	China Lodging Group Ltd. ADR		287,993
61,000	China Merchants Bank Co., Ltd. Class H		242,680
458,000	China Petroleum & Chemical Corp. Class H		335,709
48,000	China Railway Construction Corp. Ltd. Class H		55,630
616,000	China Telecom Corp. Ltd. Class H		293,134
53,900	China Vanke Co., Ltd. Class H		215,123
86,000	CNOOC Ltd.		123,434
70,000	CSPC Pharmaceutical Group Ltd.		141,302
4,000	Geely Automobile Holdings Ltd.		13,867
432,000	Lenovo Group Ltd.		243,706
2,829	Momo, Inc. ADR*		69,254
402	NetEase, Inc. ADR		138,718
108,000	PICC Property & Casualty Co., Ltd. Class H		207,509
32,000	Ping An Insurance Group Co. of China Ltd. Class H		333,005
84,432	Semiconductor Manufacturing International Corp.*		146,025
319	SINA Corp.*		31,999
67,600	Sinopharm Group Co., Ltd. Class H		292,285
1,200	Tencent Holdings Ltd.		62,323

			4,371,018

	Colombia - 2.0%
66,954	Almacenes Exito S.A.		371,506
3,254	Corp. Financiera Colombiana S.A.		31,837
11,069	Grupo Argos S.A.		77,440
5,015	Grupo de Inversiones Suramericana S.A.		67,718

Hartford Multifactor Emerging Markets ETF
Schedule of Investments – (continued) December 31, 2017 (Unaudited)

21,541	Grupo Nutresa S.A.	$	200,794
72,608	Interconexion Electrica S.A. ESP		345,463

			1,094,758

	Hong Kong - 0.7%
40,000	China Resources Land Ltd.		117,688
18,000	China Unicom Hong Kong Ltd.*		24,315
146,000	Sino Biopharmaceutical Ltd.		258,857

			400,860

	India - 7.0%
8,562	Axis Bank Ltd. GDR		374,160
13,057	Dr. Reddy’s Laboratories Ltd. ADR(1)		490,421
4,118	HDFC Bank Ltd. ADR		418,677
56,413	ICICI Bank Ltd. ADR(1)		548,899
34,881	Infosys Ltd. ADR(1)		565,770
16,057	Reliance Industries Ltd. GDR(2)		458,427
8,263	State Bank of India GDR		402,408
14,921	Tata Motors Ltd. ADR*		493,437

			3,752,199

	Indonesia - 7.3%
910,700	Adaro Energy Tbk PT		124,850
437,500	Astra International Tbk PT		267,643
164,400	Bank Central Asia Tbk PT		265,367
711,600	Bank Mandiri Persero Tbk PT		419,591
637,800	Bank Negara Indonesia Persero Tbk PT		465,393
1,506,000	Bank Rakyat Indonesia Persero Tbk PT		404,042
369,300	Bumi Serpong Damai Tbk PT		46,273
108,500	Chandra Asri Petrochemical Tbk PT		47,982
13,900	Gudang Garam Tbk PT		85,854
155,000	Indocement Tunggal Prakarsa Tbk PT		250,765
198,300	Indofood Sukses Makmur Tbk PT		111,446
837,600	Kalbe Farma Tbk PT		104,333
50,800	Matahari Department Store Tbk PT		37,442
1,058,500	Perusahaan Gas Negara Persero Tbk PT		136,530
293,700	Semen Indonesia Persero Tbk PT		214,308
272,900	Surya Citra Media Tbk PT		49,883
1,256,500	Telekomunikasi Indonesia Persero Tbk PT		411,193
191,100	United Tractors Tbk PT		498,614

			3,941,509

	Malaysia - 7.5%
174,800	AMMB Holdings Bhd		190,479
130,600	Axiata Group Bhd		177,167
16,200	British American Tobacco Malaysia Bhd		160,119
209,400	CIMB Group Holdings Bhd		338,393
135,600	DiGi.Com Bhd		170,882
17,300	Fraser & Neave Holdings Bhd		115,419
11,200	Genting Bhd		25,461
123,500	Genting Malaysia Bhd		171,807
25,688	Hong Leong Bank Bhd		107,906
167,700	IJM Corp. Bhd		126,386
87,400	IOI Corp. Bhd		98,047
78,400	KLCCP Stapled Group Bhd		167,377
5,100	Kuala Lumpur Kepong Bhd		31,505
200,300	Malayan Banking Bhd		485,036
88,000	Maxis Bhd		130,684
51,100	MISC Bhd		93,690
134,700	Petronas Chemicals Group Bhd		256,286
64,300	Public Bank Bhd		330,159
86,300	Sime Darby Bhd		47,127
172,600	Sime Darby Bhd*		165,904
129,200	SP Setia Group Bhd		127,699
61,400	Telekom Malaysia Bhd		95,582
95,100	Tenaga Nasional Bhd		358,593
29,300	UMW Holdings Bhd*		37,648

Hartford Multifactor Emerging Markets ETF
Schedule of Investments – (continued) December 31, 2017 (Unaudited)

181,458	YTL Corp. Bhd	$	61,428

			4,070,784

	Mexico - 3.8%
65,874	Alfa S.A.B. de C.V. Class A(1)		72,892
414,258	America Movil S.A.B. de C.V. Series L		358,669
59,046	Coca-Cola Femsa S.A.B. de C.V. Series L		413,930
12,603	Gruma S.A.B. de C.V. Class B		160,617
41,368	Grupo Bimbo S.A.B. de C.V. Series A		92,122
32,857	Grupo Financiero Banorte S.A.B. de C.V. Series O		181,250
31,691	Grupo Mexico S.A.B. de C.V. Series B		105,170
73,086	Kimberly-Clark de Mexico S.A.B. de C.V. Class A(1)		129,321
16,225	Mexichem S.A.B. de C.V.		40,360
96,394	Nemak S.A.B. de C.V.(2)		70,305
2,576	Promotora y Operadora de Infraestructura S.A.B. de C.V.		25,578
158,471	Wal-Mart de Mexico S.A.B. de C.V.		390,558

			2,040,772

	Philippines - 6.3%
196,890	Aboitiz Equity Ventures, Inc.		291,864
10,500	Ayala Corp.		213,492
122,200	Ayala Land, Inc.		109,177
165,010	BDO Unibank, Inc.		542,100
1,602,300	Energy Development Corp.		184,239
6,295	GT Capital Holdings, Inc.		162,923
151,950	JG Summit Holdings, Inc.		219,463
28,280	Jollibee Foods Corp.		143,326
1,707,900	Metro Pacific Investments Corp.		234,357
5,395	PLDT, Inc.		159,948
250,900	Puregold Price Club, Inc.		251,302
179,210	Robinsons Retail Holdings, Inc.		345,353
428,900	Semirara Mining & Power Corp.		316,176
120,800	SM Prime Holdings, Inc.		90,745
47,410	Universal Robina Corp.		143,408

			3,407,873

	Poland - 5.5%
8,622	Alior Bank S.A.*		197,263
14,660	Asseco Poland S.A.		185,549
95,626	Bank Millennium S.A.*		246,028
6,101	Bank Pekao S.A.		227,374
1,627	Bank Zachodni WBK S.A.		185,536
4,763	CD Projekt S.A.		132,960
2,029	Cyfrowy Polsat S.A.		14,516
7,735	Eurocash S.A.		58,923
1,531	ING Bank Slaski S.A.*		90,588
14	LPP S.A.		35,898
144	mBank S.A.*		19,270
57,658	Orange Polska S.A.*		96,075
27,946	PGE Polska Grupa Energetyczna S.A.*		96,912
15,532	Polski Koncern Naftowy Orlen S.A.		473,809
116,026	Polskie Gornictwo Naftowe i Gazownictwo S.A.		210,027
22,691	Powszechna Kasa Oszczednosci Bank Polski S.A.*		289,351
22,984	Powszechny Zaklad Ubezpieczen S.A.		278,867
128,156	Tauron Polska Energia S.A.*		112,489

			2,951,435

	Russia - 2.8%
45,814	Gazprom PJSC ADR		202,040
4,431	Lukoil PJSC ADR		253,542
6,929	Magnit PJSC GDR		189,508
10,198	MMC Norilsk Nickel PJSC ADR		191,110
503	Novatek PJSC GDR		60,461
7,357	Novolipetsk Steel PJSC GDR		187,751
4,744	Sberbank of Russia PJSC ADR		80,316
36,651	Surgutneftegas OJSC ADR		172,809

Hartford Multifactor Emerging Markets ETF
Schedule of Investments – (continued) December 31, 2017 (Unaudited)

3,200	Tatneft PJSC ADR	$	158,272

			1,495,809

	South Africa - 6.5%
1,672	AngloGold Ashanti Ltd.		17,371
1,678	Aspen Pharmacare Holdings Ltd.		37,613
18,950	Barclays Africa Group Ltd.		278,571
11,400	Bidvest Group Ltd.		200,826
42,646	FirstRand Ltd.		231,659
14,542	Kumba Iron Ore Ltd.(1)		445,340
6,204	Mr. Price Group Ltd.		122,712
17,033	MTN Group Ltd.		187,941
11,907	Nedbank Group Ltd.		246,315
74,460	Netcare Ltd.		151,266
157,230	Redefine Properties Ltd. REIT		135,893
16,455	RMB Holdings Ltd.		105,230
27,313	Sanlam Ltd.		191,941
30,529	Sappi Ltd.		220,706
6,216	Sasol Ltd.		214,989
7,442	Shoprite Holdings Ltd.		132,964
19,375	Standard Bank Group Ltd.		306,213
3,812	Tiger Brands Ltd.(1)		141,641
7,449	Vodacom Group Ltd.		87,655
14,971	Woolworths Holdings Ltd.		78,979

			3,535,825

	South Korea - 9.6%
235	AmorePacific Group		30,951
1,467	BNK Financial Group, Inc.		12,908
111	CJ Corp.		18,819
1,390	Coway Co., Ltd.		126,854
2,189	Dongbu Insurance Co., Ltd.		145,586
80	E-Mart, Inc.		20,251
2,649	Hana Financial Group, Inc.		123,227
1,907	Hankook Tire Co., Ltd.		97,261
2,364	Hyundai Engineering & Construction Co., Ltd.		80,158
460	Hyundai Glovis Co., Ltd.		58,437
875	Hyundai Heavy Industries Co., Ltd.*		82,142
509	Hyundai Mobis Co., Ltd.		125,045
762	Hyundai Motor Co.		111,038
7,591	Industrial Bank of Korea*		116,643
1,034	Kangwon Land, Inc.		33,612
1,406	KB Financial Group, Inc.*		83,266
5,481	Kia Motors Corp.		171,513
2,946	Korea Electric Power Corp.*		104,983
181	Korea Zinc Co., Ltd.		83,353
1,392	KT&G Corp.		150,181
751	LG Chem Ltd.*		284,111
6,468	LG Display Co., Ltd.*		180,648
1,811	LG Electronics, Inc.*		179,315
87	LG Household & Health Care Ltd.		96,626
22,997	LG Uplus Corp.		300,741
244	Lotte Chemical Corp.		83,875
78	NAVER Corp.		63,388
131	NCSoft Corp.		54,759
435	POSCO		135,106
122	S-Oil Corp.		13,333
219	Samsung Electronics Co., Ltd.		521,239
427	Samsung Fire & Marine Insurance Co., Ltd.		106,496
1,132	Samsung Life Insurance Co., Ltd.		131,646
2,724	Shinhan Financial Group Co., Ltd.*		125,698
1,514	SK Holdings Co., Ltd.		400,226
4,301	SK Hynix, Inc.*		307,343
401	SK Innovation Co., Ltd.		76,600
714	SK Telecom Co., Ltd.		178,075

Hartford Multifactor Emerging Markets ETF
Schedule of Investments – (continued) December 31, 2017 (Unaudited)

10,695	Woori Bank	$	157,346

			5,172,799

	Taiwan - 9.2%
12,000	Asustek Computer, Inc.		112,707
193,000	AU Optronics Corp.		80,421
7,000	Catcher Technology Co., Ltd.		77,154
82,000	Cathay Financial Holding Co., Ltd.		147,420
5,080	Chailease Holding Co., Ltd.		14,783
30,004	Chang Hwa Commercial Bank Ltd.		16,687
30,000	Cheng Shin Rubber Industry Co., Ltd.		52,926
28,230	Chicony Electronics Co., Ltd.		71,148
181,000	China Development Financial Holding Corp.		61,735
180,636	China Life Insurance Co., Ltd.		181,798
33,000	China Steel Corp.		27,446
24,000	Chunghwa Telecom Co., Ltd.		85,488
131,000	Compal Electronics, Inc.		93,765
170,628	CTBC Financial Holding Co., Ltd.		117,542
7,105	Delta Electronics, Inc.		34,261
65,418	E.Sun Financial Holding Co., Ltd.		41,548
124,029	Eva Airways Corp.		66,060
63,540	Far Eastern New Century Corp.		57,223
50,000	Far EasTone Telecommunications Co., Ltd.		123,494
150,091	First Financial Holding Co., Ltd.		98,603
33,301	Foxconn Technology Co., Ltd.		95,342
60,000	Fubon Financial Holding Co., Ltd.		102,223
4,000	Giant Manufacturing Co., Ltd.		21,977
101,030	Hon Hai Precision Industry Co., Ltd.		323,204
2,000	Hotai Motor Co., Ltd.		23,792
214,452	Hua Nan Financial Holdings Co., Ltd.		120,707
601,000	Innolux Corp.		250,429
173,000	Inventec Corp.		138,070
106,245	Lite-On Technology Corp.		144,952
8,000	MediaTek, Inc.		79,036
101,273	Mega Financial Holding Co., Ltd.		81,846
9,000	Nan Ya Plastics Corp.		23,560
22,000	Novatek Microelectronics Corp.		83,909
59,000	Pegatron Corp.		142,749
42,000	Pou Chen Corp.		54,408
12,000	President Chain Store Corp.		114,522
18,000	Quanta Computer, Inc.		37,441
83,000	Radiant Opto-Electronics Corp.		197,191
29,600	Ruentex Development Co., Ltd.*		31,780
291,489	Shin Kong Financial Holding Co., Ltd.		102,849
20,000	Simplo Technology Co., Ltd.		111,901
138,091	SinoPac Financial Holdings Co., Ltd.		44,873
34,600	Synnex Technology International Corp.		47,147
27,000	Taiwan Cement Corp.		33,071
82,151	Taiwan Cooperative Financial Holding Co., Ltd.		45,826
33,000	Taiwan Mobile Co., Ltd.		119,210
41,000	Taiwan Semiconductor Manufacturing Co., Ltd.		316,195
65,000	Teco Electric and Machinery Co., Ltd.		62,251
42,800	Uni-President Enterprises Corp.		94,924
147,000	United Microelectronics Corp.		70,145
42,000	Vanguard International Semiconductor Corp.		93,150
69,871	Wistron Corp.		56,233
38,000	WPG Holdings Ltd.		50,312
141,757	Yuanta Financial Holding Co., Ltd.		65,737

			4,943,171

	Thailand - 8.6%
46,206	Advanced Info Service PCL NVDR		270,799
159,000	Bangkok Dusit Medical Services PCL NVDR		101,967
9,600	Bangkok Life Assurance PCL NVDR		10,384
65,967	Banpu PCL NVDR		39,471
24,600	Bumrungrad Hospital PCL NVDR		142,663

Hartford Multifactor Emerging Markets ETF
Schedule of Investments – (continued) December 31, 2017 (Unaudited)

11,900	Central Pattana PCL NVDR	$	31,128
165,000	Charoen Pokphand Foods PCL NVDR		121,510
30,100	CP ALL PCL NVDR		71,117
50,500	Delta Electronics Thailand PCL NVDR		113,505
7,800	Glow Energy PCL NVDR		19,446
44,400	Indorama Ventures PCL NVDR		72,547
584,500	IRPC PCL NVDR		126,441
56,600	Kasikornbank PCL NVDR		402,921
582,100	Krung Thai Bank PCL NVDR		342,937
473,900	Land & Houses PCL NVDR		152,683
33,860	Minor International PCL NVDR		45,455
241,100	Pruksa Holding PCL NVDR		173,852
46,500	PTT Exploration & Production PCL NVDR		142,682
123,500	PTT Global Chemical PCL NVDR		322,108
26,100	PTT PCL NVDR		352,378
84,300	Ratchaburi Electricity Generating Holding PCL NVDR		140,328
69,700	Siam Commercial Bank PCL NVDR		320,804
316,400	Thai Beverage PCL		217,815
76,700	Thai Oil PCL NVDR		243,585
320,200	Thai Union Group PCL NVDR		195,520
2,920,100	TMB Bank PCL NVDR		270,595
132,000	Total Access Communication PCL NVDR*		198,466

			4,643,107

	Turkey - 5.0%
43,326	Akbank T.A.S.		112,554
23,881	Arcelik A.S.		135,542
7,563	BIM Birlesik Magazalar A.S.		155,784
233,670	Emlak Konut Gayrimenkul Yatirim Ortakligi A.S. REIT*		173,176
91,000	Enka Insaat ve Sanayi A.S.		144,723
106,682	Eregli Demir ve Celik Fabrikalari T.A.S.		281,927
28,653	Haci Omer Sabanci Holding A.S.		84,033
26,508	KOC Holding A.S.		129,198
6,427	Tupras Turkiye Petrol Rafinerileri A.S.		205,950
60,974	Turk Hava Yollari AO*		252,316
7,388	Turk Traktor ve Ziraat Makineleri A.S.		148,087
40,888	Turkcell Iletisim Hizmetleri A.S.		166,934
51,978	Turkiye Garanti Bankasi A.S.		146,958
52,779	Turkiye Halk Bankasi A.S.		150,057
73,523	Turkiye Is Bankasi A.S.		135,155
146,000	Turkiye Vakiflar Bankasi TAO		260,687

			2,683,081

	United States - 0.4%
5,999	Yum China Holdings, Inc.		240,080

	Total Common Stocks (cost $44,052,827)	$	52,525,281

Preferred Stocks - 2.6%
	Brazil - 1.8%
22,504	Banco Bradesco S.A.*	$	229,646
29,644	Itau Unibanco Holding S.A.,0.21%		380,526
46,589	Itausa - Investimentos Itau S.A.*		151,968
34,777	Petroleo Brasileiro S.A.*		168,795
1,608	Telefonica Brasil S.A.*		23,569

			954,504

	Chile - 0.0%
331	Sociedad Quimica y Minera de Chile S.A. Class B,		19,671

	Colombia - 0.8%
34,258	Banco Davivienda S.A.,3.17%		343,671
12,171	Bancolombia S.A.,3.18%		122,016

			465,687

	Total Preferred Stocks (cost $1,152,904)	$	1,439,862

Hartford Multifactor Emerging Markets ETF
Schedule of Investments – (continued) December 31, 2017 (Unaudited)

	Total Long-Term Investments (cost $45,205,731)		$	53,965,143

Short-Term Investments - 1.0%
	Securities Lending Collateral - 1.0%
522,169	State Street Navigator Securities Lending Government Money Market Portfolio, 1.30% (3)		$	522,169

	Total Short-Term Investments (cost $522,169)		$	522,169

	Total Investments (cost $45,727,900)	100.9%	$	54,487,312
	Other Assets and Liabilities	(0.9)%		(494,501)

	Total Net Assets	100.0%	$	53,992,811

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 for securities lending information.
(2)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At December 31, 2017, the aggregate value of these securities was $528,732, which represented 1.0% of total net assets.
(3)	Current yield as of period end.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
OJSC	Open Joint Stock Company
PJSC	Private Joint Stock Company
REIT	Real Estate Investment Trust

Hartford Multifactor Emerging Markets ETF
Schedule of Investments December 31, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Brazil	$1,190,006	$1,190,006	$—	$—
Chile	2,590,195	2,590,195	—	—
China	4,371,018	4,371,018	—	—
Colombia	1,094,758	1,094,758	—	—
Hong Kong	400,860	400,860	—	—
India	3,752,199	3,752,199	—	—
Indonesia	3,941,509	3,941,509	—	—
Malaysia	4,070,784	4,070,784	—	—
Mexico	2,040,772	2,040,772	—	—
Philippines	3,407,873	3,407,873	—	—
Poland	2,951,435	2,951,435	—	—
Russia	1,495,809	1,495,809	—	—
South Africa	3,535,825	3,535,825	—	—
South Korea	5,172,799	5,172,799	—	—
Taiwan	4,943,171	4,943,171	—	—
Thailand	4,643,107	4,643,107	—	—
Turkey	2,683,081	2,683,081	—	—
United States	240,080	240,080	—	—
Preferred Stocks	1,439,862	1,439,862	—	—
Short-Term Investments	522,169	522,169	—	—

Total	$54,487,312	$54,487,312	$—	$—

    (1) For the period ended December 31, 2017, there were no transfers between any levels.

Hartford Multifactor Global Small Cap ETF
Schedule of Investments December 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 98.8%
	Australia - 5.0%
5,501	Abacus Property Group(1)	$17,727
18,235	Australian Pharmaceutical Industries Ltd.	24,032
11,929	Automotive Holdings Group Ltd.(1)	33,962
5,090	BWP Trust REIT(1)	12,302
11,779	Charter Hall Retail REIT(1)	38,326
55,512	Cromwell Property Group REIT	43,853
27,638	CSR Ltd.	102,897
15,061	Downer EDI Ltd.	81,635
24,208	Genworth Mortgage Insurance Australia Ltd.(1)	56,803
12,650	Investa Office Fund	45,019
3,946	JB Hi-Fi Ltd.(1)	76,974
16,838	Metcash Ltd.(1)	41,090
6,129	Mineral Resources Ltd.	101,341
6,941	Monadelphous Group Ltd.	94,300
1,944	Northern Star Resources Ltd.	9,275
2,336	OZ Minerals Ltd.	16,736
13,868	Regis Resources Ltd.(1)	46,641
36,336	St. Barbara Ltd.	108,565

		951,478

	Belgium - 0.5%
20,239	AGFA-Gevaert N.V.*	94,466
138	Tessenderlo Chemie N.V.*	6,444

		100,910

	Bermuda - 0.7%
642	Argo Group International Holdings Ltd.	39,580
9,758	DHT Holdings, Inc.	35,031
324	Enstar Group Ltd.*	65,043

		139,654

	Brazil - 0.9%
4	Cia Hering	31
6,970	EDP - Energias do Brasil S.A.	29,417
4,649	Ez Tec Empreendimentos e Participacoes S.A.	30,343
1,300	Grendene S.A.	11,150
18,853	MRV Engenharia e Participacoes S.A.	85,481
3,400	Odontoprev S.A.	16,308

		172,730

	Canada - 5.4%
1,741	Aecon Group, Inc.	27,707
2,548	BRP, Inc.	94,583
1,948	Canfor Corp.*	38,526
5,392	Cascades, Inc.	58,613
1,849	Celestica, Inc.*	19,450
1,591	Colliers International Group, Inc.	96,340
1,166	Domtar Corp.	57,740
1,836	Ensign Energy Services, Inc.(1)	9,481
4,715	Extendicare, Inc.(1)	34,433
445	FirstService Corp.	31,229
4,963	Intertape Polymer Group, Inc.(1)	85,123
2,332	Killam Apartment Real Estate Investment Trust REIT	26,466
5,758	Mercer International, Inc.	82,339
2,084	New Flyer Industries, Inc.	89,817
2,162	North West Co., Inc.(1)	51,887
774	Paramount Resources Ltd. Class A*(1)	11,997
3,267	Parkland Fuel Corp.	70,010
4,187	Transcontinental, Inc. Class A	83,008
1,000	Uni-Select, Inc.	22,674
11,542	Western Forest Products, Inc.	22,569

		1,013,992

Hartford Multifactor Global Small Cap ETF
Schedule of Investments – (continued) December 31, 2017 (Unaudited)

	China - 10.1%
42,522	BAIC Motor Corp. Ltd. Class H(2)	$	55,374
100,435	Chaowei Power Holdings Ltd.		61,284
42,753	China BlueChemical Ltd. Class H		13,508
12,000	China Eastern Airlines Corp. Ltd. Class H		8,704
44,716	China Galaxy Securities Co., Ltd. Class H		32,948
12,531	China Lesso Group Holdings Ltd.		8,111
21,025	China Oriental Group Co., Ltd.		15,680
81,000	China SCE Property Holdings Ltd.		34,919
140,232	CIFI Holdings Group Co., Ltd.		84,491
89,622	CSC Financial Co., Ltd. Class H(2)		79,335
36,356	Dongfeng Motor Group Co., Ltd. Class H		43,996
43,000	Dongyue Group Ltd.		30,033
71,242	Great Wall Motor Co., Ltd. Class H		81,565
78,459	Guangshen Railway Co., Ltd. Class H		52,692
34,366	Guangzhou R&F Properties Co., Ltd. Class H		77,460
78,000	Hisense Kelon Electrical Holdings Co., Ltd. Class H		92,096
24,400	Legend Holdings Corp. Class H(2)		112,054
10,000	Logan Property Holdings Co., Ltd.		10,336
146,646	Metallurgical Corp. of China Ltd. Class H		43,146
41,000	Powerlong Real Estate Holdings Ltd.		19,878
75,214	Red Star Macalline Group Corp. Ltd. Class H(2)		121,808
116,000	Shandong Weigao Group Medical Polymer Co., Ltd. Class H		84,433
83,082	Shenzhen Expressway Co., Ltd. Class H		84,280
18,000	Sinopec Shanghai Petrochemical Co., Ltd. Class H		10,246
45,215	Sinotrans Ltd. Class H		22,152
84,219	Tianneng Power International Ltd.		87,480
98,303	Times Property Holdings Ltd.		96,702
30,402	TravelSky Technology Ltd. Class H		91,199
73,706	Weichai Power Co., Ltd. Class H		80,709
8,885	Xingda International Holdings Ltd.		3,148
143,314	Xtep International Holdings Ltd.		55,915
30,637	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co. Class H(2)		140,697
129,705	Yuzhou Properties Co., Ltd.		69,189

			1,905,568

	Denmark - 0.7%
1,035	Bakkafrost P/F(1)		43,997
7,352	Spar Nord Bank A/S		85,491

			129,488

	France - 0.9%
166	Alten S.A.		13,876
1,588	Gaztransport Et Technigaz S.A.(1)		95,534
207	Groupe Fnac S.A.*		25,030
1,031	Neopost S.A.		29,713

			164,153

	Georgia - 0.5%
1,850	BGEO Group plc		89,017

	Germany - 0.2%
239	Cewe Stiftung & Co. KGaA		25,270
5,349	Heidelberger Druckmaschinen AG*		18,466

			43,736

	Hong Kong - 1.6%
570,000	Global Brands Group Holding Ltd.*		46,666
22,000	Huabao International Holdings Ltd.		14,465
9,000	K Wah International Holdings Ltd.		4,916
1,844	Kingboard Chemical Holdings Ltd.		9,966
33,000	Road King Infrastructure Ltd.		56,905
59,120	Shenzhen Investment Ltd.		24,503
58,940	Skyworth Digital Holdings Ltd.		25,334
14,000	SmarTone Telecommunications Holdings Ltd.		16,870
118,736	Texwinca Holdings Ltd.		65,312
47,246	Tongda Group Holdings Ltd.		12,088

Hartford Multifactor Global Small Cap ETF
Schedule of Investments – (continued) December 31, 2017 (Unaudited)

27,515	Yuexiu Real Estate Investment Trust	$	18,021

			295,046

	Ireland - 0.1%
8,020	Green REIT plc		14,975

	Israel - 1.0%
66,672	Oil Refineries Ltd.		31,957
441	Paz Oil Co., Ltd.		76,471
1,620	Plus500 Ltd.		19,909
1,551	Tower Semiconductor Ltd.*		53,388

			181,725

	Italy - 0.8%
27	Banca IFIS S.p.A		1,322
744	El.En. S.p.A.		23,255
60,102	Juventus Football Club S.p.A.*(1)		55,174
33,499	Saras S.p.A		80,612

			160,363

	Japan - 13.0%
215	Adastria Co., Ltd.		4,350
367	Alpine Electronics, Inc.		7,601
1,981	Amano Corp.		51,824
932	AOKI Holdings, Inc.		13,701
2,205	Arcs Co., Ltd.		51,440
2,657	Avex Group Holdings, Inc.		37,856
600	Canon Electronics, Inc.		13,118
2,876	CKD Corp.		64,796
157	cocokara fine, Inc.		10,146
356	Daishi Bank Ltd.		16,212
1,100	Daiwabo Holdings Co., Ltd.		45,260
3,149	Doutor Nichires Holdings Co., Ltd.		77,796
1,700	DTS Corp.		55,384
1,458	Dydo Group Holdings, Inc.		77,009
457	Foster Electric Co., Ltd.		11,351
3,567	Fuji Machine Manufacturing Co., Ltd.		68,554
900	Fujitsu General Ltd.		19,766
4,421	Geo Holdings Corp.		85,751
1,667	Heiwado Co., Ltd.		34,672
2,868	Hitachi Maxell Ltd.		61,281
1,647	Inaba Denki Sangyo Co., Ltd.		76,904
200	JCU Corp.(1)		9,747
1,376	Juroku Bank Ltd.		40,553
21	Kanematsu Corp.		290
2,300	KH Neochem Co., Ltd.		58,904
1,268	Kokuyo Co., Ltd.		23,559
2,681	KYORIN Holdings, Inc.		50,264
1,269	Kyowa Exeo Corp.		32,860
1,237	Kyudenko Corp.		59,846
1,300	Leopalace21 Corp.		10,109
1,978	Maeda Road Construction Co., Ltd.		45,390
6,500	Marvelous, Inc.(1)		60,009
316	Matsumotokiyoshi Holdings Co., Ltd.		13,016
3,791	MCJ Co., Ltd.		39,710
699	Megmilk Snow Brand Co., Ltd.		20,694
4,460	Ministop Co., Ltd.		96,406
2,223	Mirait Holdings Corp.		33,093
441	Mochida Pharmaceutical Co., Ltd.		33,785
429	Morinaga & Co., Ltd.		21,745
2,069	NEC Networks & System Integration Corp.		54,457
8,629	NET One Systems Co., Ltd.		132,671
1,245	Nichiha Corp.		52,220
373	Nihon Unisys Ltd.		7,768
161	Nojima Corp.		3,850
2,360	Noritz Corp.(1)		46,299
769	PAL GROUP Holdings Co., Ltd.		24,166

Hartford Multifactor Global Small Cap ETF
Schedule of Investments – (continued) December 31, 2017 (Unaudited)

1,061	Paramount Bed Holdings Co., Ltd.	$	52,556
6,531	Pioneer Corp.*(1)		13,219
4,178	Plenus Co., Ltd.		91,163
2,000	Prima Meat Packers Ltd.		14,683
7,175	Senshu Ikeda Holdings, Inc.		26,496
200	Shindengen Electric Manufacturing Co., Ltd.		15,819
539	St Marc Holdings Co., Ltd.		14,880
2,169	Sumitomo Bakelite Co., Ltd.		18,253
4,219	T-Gaia Corp.		98,050
474	Taikisha Ltd.		16,031
3,208	Takuma Co., Ltd.		44,938
813	Toho Holdings Co., Ltd.		18,389
618	Token Corp.		73,074
3,030	Toppan Forms Co., Ltd.		34,321
96	Unipres Corp.		2,586
1,528	Valor Holdings Co., Ltd.		35,728
1,900	Wakita & Co., Ltd.		23,326

			2,449,695

	Luxembourg - 0.2%
1,104	Altisource Portfolio Solutions S.A.*(1)		30,912

	Netherlands - 1.0%
415	BE Semiconductor Industries N.V.		34,838
197	Cimpress N.V.*(1)		23,616
3,139	ForFarmers N.V.		39,352
5,953	PostNL N.V.		29,137
1,061	TKH Group N.V.		67,436

			194,379

	New Zealand - 0.6%
28,560	Chorus Ltd.(1)		85,310
20,759	Kiwi Property Group Ltd.		20,743

			106,053

	Norway - 0.3%
6,919	Storebrand ASA		56,591

	Singapore - 1.2%
1,252	China Yuchai International Ltd.		30,048
3,717	Frasers Centrepoint Trust(1)		6,230
1,235	Kulicke & Soffa Industries, Inc.*		30,054
6,200	M1 Ltd.(1)		8,258
7,175	Venture Corp. Ltd.		109,901
28,900	Yanlord Land Group Ltd.		35,033

			219,524

	South Africa - 1.6%
5,976	Barloworld Ltd.		77,022
5,784	DataTec Ltd.(1)		26,691
26,142	MMI Holdings Ltd.		44,344
2,577	Mondi Ltd.		66,459
9,731	Reunert Ltd.		56,673
9,381	Telkom S.A. SOC Ltd.		36,463

			307,652

	South Korea - 5.8%
440	AK Holdings, Inc.		28,154
2,963	Cheil Worldwide, Inc.*		58,676
73	CJ O Shopping Co., Ltd.		15,752
244	Com2uSCorp		31,020
804	Daesang Corp.		20,690
3,767	DGB Financial Group, Inc.		37,123
1,251	Dongbu HiTek Co., Ltd.*		14,023
434	GS Home Shopping, Inc.		87,891
411	GS Retail Co., Ltd.		15,472
262	Hanwha Corp.		10,156
2,400	Hyundai Marine & Fire Insurance Co., Ltd.		105,366
4,035	JB Financial Group Co., Ltd.		22,878

Hartford Multifactor Global Small Cap ETF
Schedule of Investments – (continued) December 31, 2017 (Unaudited)

108	Korea Petrochemical Ind Co., Ltd.	$	26,583
7,355	Korean Reinsurance Co.		75,573
3,624	LF Corp.		105,956
476	LG Hausys Ltd.		43,174
1,097	LS Industrial Systems Co., Ltd.		66,708
3,957	Meritz Fire & Marine Insurance Co., Ltd.		86,861
66	NongShim Co., Ltd.		21,824
4,132	Orion Holdings Corp.		102,861
359	S&T Motiv Co., Ltd.		15,711
83	S-1 Corp.*		8,296
134	Samsung Card Co., Ltd.		4,957
1,370	Silicon Works Co., Ltd.		67,697
446	Soulbrain Co., Ltd.		28,121
1,461	Tongyang, Inc.		2,709

			1,104,232

	Spain - 0.4%
1,251	Lar Espana Real Estate Socimi S.A. REIT		13,354
1,981	Tecnicas Reunidas S.A.(1)		62,943

			76,297

	Sweden - 0.7%
3,913	Bilia AB Class A		38,234
33,983	SAS AB*(1)		88,408

			126,642

	Switzerland - 0.8%
156	Autoneum Holding AG		44,943
391	Implenia AG		26,441
29	Schweiter Technologies AG		37,615
78	Valiant Holding AG		8,437
109	Valora Holding AG		36,352

			153,788

	Taiwan - 3.9%
11,211	Accton Technology Corp.		39,934
13,000	Chicony Power Technology Co., Ltd.		27,085
23,000	Coretronic Corp.		26,355
17,496	Elite Material Co., Ltd.		59,675
10,199	Everlight Electronics Co., Ltd.		15,405
2,208	FLEXium Interconnect, Inc.		7,902
61,563	Gigabyte Technology Co., Ltd.		111,713
56,000	HannStar Display Corp.		18,705
31,000	Micro-Star International Co., Ltd.		79,796
12,469	Powertech Technology, Inc.		36,873
27,637	Primax Electronics Ltd.		73,368
15,548	Realtek Semiconductor Corp.		56,949
11,871	Tripod Technology Corp.		37,099
49,400	Wan Hai Lines Ltd.		31,956
7,966	Win Semiconductors Corp.		75,756
3,434	Wistron NeWeb Corp.		9,866
18,083	WT Microelectronics Co., Ltd.		27,466

			735,903

	Thailand - 0.3%
2,201	Fabrinet*(1)		63,169

	United Kingdom - 4.6%
6,705	Aldermore Group plc*		28,145
900	Big Yellow Group plc REIT		10,586
34,219	Coats Group plc		41,267
8,073	Dart Group plc		74,316
20,251	Debenhams plc(1)		9,520
404	Electrocomponents plc		3,424
51,689	Firstgroup plc*		77,264
937	Galliford Try plc		16,300
2,145	Go-Ahead Group plc		43,205
4,562	Greggs plc		86,336

Hartford Multifactor Global Small Cap ETF
Schedule of Investments – (continued) December 31, 2017 (Unaudited)

1,039	Halfords Group plc	$	4,916
24,419	Hansteen Holdings plc REIT		47,237
25,722	JRP Group plc		59,291
7,177	Moneysupermarket.com Group plc		34,582
15,083	OneSavings Bank plc		84,185
10,574	Safestore Holdings plc REIT		71,463
3,897	Sports Direct International plc*		19,874
9,037	UNITE Group plc		98,410
19,020	Watkin Jones plc		56,476

			866,797

	United States - 36.0%
1,811	Aaron’s, Inc.		72,168
1,614	Abercrombie & Fitch Co. Class A		28,132
152	ACCO Brands Corp.*		1,854
374	Almost Family, Inc.*		20,701
957	Amedisys, Inc.*		50,443
2,889	American Eagle Outfitters, Inc.		54,313
700	American National Insurance Co.		89,775
448	American Outdoor Brands Corp.*(1)		5,752
178	American Woodmark Corp.*		23,185
3,680	Amkor Technology, Inc.*		36,984
2,241	AMN Healthcare Services, Inc.*(1)		110,369
1,546	Anika Therapeutics, Inc.*(1)		83,345
107	Arch Coal, Inc. Class A(1)		9,968
1,092	Argan, Inc.		49,140
42	Atrion Corp.		26,485
1,032	AVX Corp.		17,854
1,885	Banc of California, Inc.(1)		38,925
1,681	Barnes & Noble, Inc.(1)		11,263
2,267	Benchmark Electronics, Inc.*		65,970
1,097	Big Lots, Inc.		61,597
2,164	BioTelemetry, Inc.*(1)		64,704
378	Blackstone Mortgage Trust, Inc. Class A REIT(1)		12,164
1,267	Boise Cascade Co.		50,553
346	Briggs & Stratton Corp.		8,778
775	Buckle, Inc.(1)		18,406
293	CACI International, Inc. Class A*		38,779
605	Cambrex Corp.*		29,040
22	Capella Education Co.		1,703
1,307	Cato Corp. Class A		20,807
469	Chemed Corp.(1)		113,976
48	Chesapeake Utilities Corp.		3,770
1,171	Chico’s FAS, Inc.		10,328
779	Children’s Place, Inc.(1)		113,228
14	Cincinnati Bell, Inc.*		292
920	Clearwater Paper Corp.*		41,768
115	Coca-Cola Bottling Co. Consolidated(1)		24,755
612	Commercial Metals Co.		13,048
386	Compass Minerals International, Inc.(1)		27,888
481	CONMED Corp.		24,517
1,269	Convergys Corp.		29,821
1,142	Cooper Tire & Rubber Co.(1)		40,370
717	Cooper-Standard Holdings, Inc.*		87,832
1,787	Corvel Corp.*		94,532
923	CSG Systems International, Inc.		40,446
2,349	CVR Energy, Inc.		87,477
1,921	Dean Foods Co.		22,207
2,567	Delek U.S. Holdings, Inc.		89,691
747	Dolby Laboratories, Inc. Class A		46,314
839	Douglas Dynamics, Inc.		31,714
965	Dril-Quip, Inc.*(1)		46,030
1,136	DSW, Inc. Class A		24,322
1,609	Eagle Pharmaceuticals, Inc.*(1)		85,953
683	EchoStar Corp. Class A*		40,912
1,730	Emergent Biosolutions, Inc.*		80,393

Hartford Multifactor Global Small Cap ETF
Schedule of Investments – (continued) December 31, 2017 (Unaudited)

1,052	Employers Holdings, Inc.	$	46,709
1,916	Ensign Group, Inc.		42,535
1,685	Enzo Biochem, Inc.*		13,733
1,003	ePlus, Inc.*		75,426
1,893	Express, Inc.*		19,214
81	Farmer Brothers Co.*		2,604
1,038	FB Financial Corp.*		43,586
835	FBL Financial Group, Inc. Class A		58,158
46	First Busey Corp.		1,377
1,895	First Interstate BancSystem, Inc. Class A		75,895
4,521	Forestar Group, Inc.*(1)		99,462
487	Fresh Del Monte Produce, Inc.(1)		23,215
1,076	FutureFuel Corp.		15,161
1,440	Genesco, Inc.*		46,800
2,187	Geo Group, Inc. REIT		51,613
446	Getty Realty Corp. REIT		12,113
2,568	Globus Medical, Inc. Class A*(1)		105,545
373	Greenbrier Cos., Inc.(1)		19,881
367	Greif, Inc. Class A(1)		22,233
461	Guess?, Inc.(1)		7,782
2,619	H&E Equipment Services, Inc.		106,462
1,604	Hawaiian Holdings, Inc.		63,919
2,156	Heritage Financial Corp.		66,405
535	HFF, Inc. Class A, REIT		26,022
1,018	Horace Mann Educators Corp.		44,894
199	Hub Group, Inc. Class A*		9,532
165	ICU Medical, Inc.*		35,640
598	II-VI, Inc.*		28,076
206	Infinity Property & Casualty Corp.		21,836
1,190	Ingles Markets, Inc. Class A		41,174
1,173	Innospec, Inc.		82,814
1,335	Inovalon Holdings, Inc. Class A*(1)		20,025
2,117	Insight Enterprises, Inc.*		81,060
1,995	Insperity, Inc.		114,413
2,838	International Seaways, Inc.*		52,389
340	John B Sanfilippo & Son, Inc.		21,505
353	Kaman Corp.		20,771
1,858	KEMET Corp.*(1)		27,981
1,128	Kimball Electronics, Inc.*		20,586
796	Kraton Corp.*		38,343
66	Landstar System, Inc.		6,871
2,129	Lantheus Holdings, Inc.*		43,538
1,247	LHC Group, Inc.*		76,379
1,510	LifePoint Health, Inc.*		75,198
698	LSC Communications, Inc.		10,575
3,364	Luminex Corp.		66,271
1,032	Magellan Health, Inc.*		99,640
495	ManTech International Corp. Class A		24,844
3,527	Marcus & Millichap, Inc. REIT*		115,015
1,084	Match Group, Inc.*(1)		33,940
8,569	McDermott International, Inc.*(1)		56,384
121	Meredith Corp.(1)		7,992
2,108	Meridian Bioscience, Inc.		29,512
1,547	Meritor, Inc.*		36,293
1,055	MFA Financial, Inc. REIT		8,356
101	MicroStrategy, Inc. Class A*		13,261
1,277	MoneyGram International, Inc.*		16,831
2,106	MSG Networks, Inc. Class A*		42,646
544	National Presto Industries, Inc.(1)		54,101
252	National Western Life Group, Inc. Class A		83,417
367	Navigators Group, Inc.		17,873
19	Neenah Paper, Inc.		1,722
169	NETGEAR, Inc.*		9,929
350	NuVasive, Inc.*(1)		20,472
8,195	Office Depot, Inc.		29,010

Hartford Multifactor Global Small Cap ETF
Schedule of Investments – (continued) December 31, 2017 (Unaudited)

668	Oritani Financial Corp.(1)	$	10,955
2,116	Owens & Minor, Inc.		39,950
671	PBF Energy, Inc. Class A		23,787
1,690	Philbro Animal Health Corp. Class A		56,615
7,889	Photronics, Inc.*		67,254
126	Plexus Corp.*		7,651
4,544	Quality Systems, Inc.*		61,708
1,082	REX American Resources Corp.*		89,579
1,544	RMR Group, Inc. REIT		91,559
6,027	RPX Corp.		81,003
13	Safety Insurance Group, Inc.		1,045
552	Sanderson Farms, Inc.(1)		76,607
2,337	Sanmina Corp.*		77,121
179	Scholastic Corp.		7,180
1,480	Schweitzer-Mauduit International, Inc.		67,133
915	Select Income REIT		22,994
109	Select Medical Holdings Corp.*		1,924
1,297	Selective Insurance Group, Inc.		76,134
1,524	Sleep Number Corp.*(1)		57,287
1,188	SpartanNash Co.		31,696
3,368	Steelcase, Inc. Class A		51,194
1,201	Stepan Co.		94,843
147	Sturm Ruger & Co., Inc.(1)		8,210
2,517	Summit Hotel Properties, Inc. REIT		38,334
2,266	Sunstone Hotel Investors, Inc. REIT		37,457
338	Supernus Pharmaceuticals, Inc.*		13,469
2,576	Sykes Enterprises, Inc.*		81,015
878	TeleTech Holdings, Inc.		35,339
1,572	TriCo Bancshares		59,516
448	Trinseo S.A.		32,525
7,596	TrustCo Bank Corp.		69,883
492	TTM Technologies, Inc.*		7,710
396	U.S. Physical Therapy, Inc.		28,591
966	United Fire Group, Inc.		44,030
1,913	United States Cellular Corp.*		71,986
634	Universal Corp.(1)		33,285
147	Usana Health Sciences, Inc.*		10,885
233	Viad Corp.		12,908
1,607	Vonage Holdings Corp.*		16,343
496	Wabash National Corp.(1)		10,763
886	Walker & Dunlop, Inc.*		42,085
715	Weis Markets, Inc.(1)		29,594

			6,790,847

	Total Common Stocks (cost $15,323,516)	$	18,645,316

Preferred Stocks - 0.8%
	Brazil - 0.3%
6,577	Banco do Estado do Rio Grande do Sul S.A. Class B, 2.71%	$	29,543
2,812	Cia de Saneamento do Parana, 6.97%		9,918
6,600	Gol Linhas Aereas Inteligentes S.A.*		29,050

			68,511

	Germany - 0.5%
1,864	Jungheinrich AG, 1.12%		88,066

	Total Preferred Stocks (cost $120,816)	$	156,577

	Total Long-Term Investments (cost $15,444,332)	$	18,801,893

Short-Term Investments - 3.7%
	Securities Lending Collateral - 3.7%
687,334	State Street Navigator Securities Lending Government Money Market Portfolio, 1.30% (3)	$	687,334

	Total Short-Term Investments (cost $687,334)	$	687,334

Hartford Multifactor Global Small Cap ETF
Schedule of Investments – (continued) December 31, 2017 (Unaudited)

Total Investments (cost $16,131,666)	103.3%	$	19,489,227
Other Assets and Liabilities	(3.3)%		(618,232)

Total Net Assets	100.0%	$	18,870,995

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 for securities lending information.
(2)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At December 31, 2017, the aggregate value of these securities was $509,268, which represented 2.7% of total net assets.
(3)	Current yield as of period end.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
REIT	Real Estate Investment Trust

Hartford Multifactor Global Small Cap ETF
Schedule of Investments December 31, 2017 (Unaudited)

    Fair Valuation Summary

    The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Australia	$951,478	$951,478	$—	$—
Belgium	100,910	100,910	—	—
Bermuda	139,654	139,654	—	—
Brazil	172,730	172,730	—	—
Canada	1,013,992	1,013,992	—	—
China	1,905,568	1,905,568	—	—
Denmark	129,488	129,488	—	—
France	164,153	164,153	—	—
Georgia	89,017	89,017	—	—
Germany	43,736	43,736	—	—
Hong Kong	295,046	295,046	—	—
Ireland	14,975	14,975	—	—
Israel	181,725	181,725	—	—
Italy	160,363	160,363	—	—
Japan	2,449,695	2,449,695	—	—
Luxembourg	30,912	30,912	—	—
Netherlands	194,379	194,379	—	—
New Zealand	106,053	106,053	—	—
Norway	56,591	56,591	—	—
Singapore	219,524	219,524	—	—
South Africa	307,652	307,652	—	—
South Korea	1,104,232	1,104,232	—	—
Spain	76,297	76,297	—	—
Sweden	126,642	126,642	—	—
Switzerland	153,788	153,788	—	—
Taiwan	735,903	735,903	—	—
Thailand	63,169	63,169	—	—
United Kingdom	866,797	866,797	—	—
United States	6,790,847	6,790,847	—	—
Preferred Stocks	156,577	156,577	—	—
Short-Term Investments	687,334	687,334	—	—

Total	$19,489,227	$19,489,227	$—	$—

(1) For the period ended December 31, 2017, there were no transfers between Level 1 and Level 2, and investments valued at $87,562 were transferred from Level 3 to Level 1 due to the expiration of trading restrictions.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford Multifactor Low Volatility International Equity ETF
Schedule of Investments December 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 99.7%
	Australia - 5.4%
1,346	AGL Energy Ltd.	$25,646
1,931	Amcor Ltd.	23,289
1,612	Aristocrat Leisure Ltd.	29,881
1,041	Australia & New Zealand Banking Group Ltd.	23,401
999	Caltex Australia Ltd.	26,606
76	Cochlear Ltd.	10,178
104	Commonwealth Bank of Australia	6,535
246	CSL Ltd.	27,187
5,067	DuluxGroup Ltd.	30,358
1,086	GPT Group REIT	4,340
993	National Australia Bank Ltd.	22,966
1,173	Sonic Healthcare Ltd.	20,973
1,013	Stockland REIT	3,550
773	Tabcorp Holdings Ltd.	3,374
2,582	Telstra Corp. Ltd.	7,331
1,544	Washington H Soul Pattinson & Co., Ltd.	21,496
57	Wesfarmers Ltd.	1,980
349	Westpac Banking Corp.	8,558

		297,649

	Austria - 0.1%
722	Telekom Austria AG*	6,701

	Belgium - 0.0%
12	Cofinimmo S.A. REIT	1,581

	Brazil - 1.0%
4,109	Ambev S.A.	26,360
1,800	Fibria Celulose S.A.	25,966
400	WEG S.A.	2,907

		55,233

	Canada - 9.6%
246	Agrium, Inc.	28,386
192	Alimentation Couche-Tard, Inc. Class B	10,051
142	AltaGas Ltd.(1)	3,244
226	Bank of Montreal	18,144
270	Bank of Nova Scotia	17,481
514	BCE, Inc.	24,770
1,510	CAE, Inc.	28,140
180	Canadian Imperial Bank of Commerce	17,604
302	Canadian National Railway Co.	24,983
76	Canadian Tire Corp. Ltd. Class A	9,942
400	CCL Industries, Inc. Class B	18,542
762	Cineplex, Inc.	22,703
308	Dollarama, Inc.	38,606
567	Enbridge, Inc.(1)	22,246
48	George Weston Ltd.	4,182
84	Imperial Oil Ltd.	2,630
258	Inter Pipeline Ltd.(1)	5,360
128	Keyera Corp.	3,618
74	Loblaw Cos. Ltd.	4,029
58	Onex Corp.	4,267
1,129	Parkland Fuel Corp.	24,194
182	Pembina Pipeline Corp.	6,611
553	RioCan REIT	10,751
478	Rogers Communications, Inc. Class B	24,435
220	Royal Bank of Canada	18,024
485	Shaw Communications, Inc. Class B	11,105
665	Suncor Energy, Inc.	24,494
721	TELUS Corp.	27,403
192	Thomson Reuters Corp.	8,369
316	Toronto-Dominion Bank	18,575
519	TransCanada Corp.	25,342

Hartford Multifactor Low Volatility International Equity ETF
Schedule of Investments – (continued) December 31, 2017 (Unaudited)

500	WSP Global, Inc.(1)	$	23,908

			532,139

	Chile - 0.2%
53,426	Enersis Americas S.A.		11,904

	China - 4.8%
1,000	AAC Technologies Holdings, Inc.		17,832
36,000	Agricultural Bank of China Ltd. Class H		16,763
14,000	China Construction Bank Corp. Class H		12,895
6,500	China Merchants Bank Co., Ltd. Class H		25,859
20,000	Country Garden Holdings Co., Ltd.		38,121
16,000	CSPC Pharmaceutical Group Ltd.		32,298
8,000	Fuyao Glass Industry Group Co., Ltd. Class H(2)		33,720
16,000	Jiangsu Expressway Co., Ltd. Class H		24,356
3,000	Shenzhou International Group Holdings Ltd.		28,552
700	Tencent Holdings Ltd.		36,355

			266,751

	Denmark - 0.9%
715	Danske Bank A/S		27,860
743	GN Store Nord A/S		24,026

			51,886

	Finland - 0.4%
161	Kone Oyj Class B		8,657
363	Orion Oyj Class B		13,548

			22,205

	France - 4.2%
242	Air Liquide S.A.		30,527
324	BioMerieux S.A.		29,059
26	Cie Generale des Etablissements Michelin		3,733
46	Hermes International		24,649
65	L’Oreal S.A.		14,436
104	LVMH Moet Hennessy Louis Vuitton SE		30,646
259	Safran S.A.		26,719
138	Sanofi		11,906
210	Sodexo S.A.		28,255
61	Thales S.A.		6,584
495	Total S.A.		27,369

			233,883

	Germany - 3.0%
120	adidas AG		24,086
84	Allianz SE		19,316
261	BASF SE		28,752
1,424	Deutsche Telekom AG		25,299
84	Fresenius Medical Care AG & Co. KGaA		8,854
175	Fresenius SE & Co. KGaA		13,674
42	Merck KGaA		4,526
230	SAP SE		25,809
100	Siemens AG		13,947

			164,263

	Hong Kong - 5.2%
2,000	China Mobile Ltd.		20,276
13,000	CITIC Ltd.		18,758
2,000	CK Hutchison Holdings Ltd.		25,098
2,000	CK Infrastructure Holdings Ltd.		17,180
2,500	CLP Holdings Ltd.		25,568
1,000	Dairy Farm International Holdings Ltd.		7,860
8,000	Guangdong Investment Ltd.		10,705
7,600	Hong Kong & China Gas Co., Ltd.		14,894
200	Jardine Matheson Holdings Ltd.		12,150
600	Jardine Strategic Holdings Ltd.		23,748
3,500	Link REIT		32,438
4,500	MTR Corp. Ltd.		26,365
1,000	Power Assets Holdings Ltd.		8,436

Hartford Multifactor Low Volatility International Equity ETF
Schedule of Investments – (continued) December 31, 2017 (Unaudited)

2,000	Swire Pacific Ltd. Class A	$	18,510
400	Swire Properties Ltd.		1,289
2,000	VTech Holdings Ltd.		26,198

			289,473

	India - 2.4%
541	Dr. Reddy’s Laboratories Ltd. ADR		20,320
125	HDFC Bank Ltd. ADR		12,709
1,905	Infosys Ltd. ADR(1)		30,899
598	Reliance Industries Ltd. GDR(2)		17,073
4,062	Wipro Ltd. ADR		22,219
729	WNS Holdings Ltd. ADR*		29,255

			132,475

	Indonesia - 2.7%
43,400	Astra International Tbk PT		26,550
83,685	Chandra Asri Petrochemical Tbk PT		37,008
9,100	Indofood CBP Sukses Makmur Tbk PT		5,970
115,700	Kalbe Farma Tbk PT		14,412
73,900	Telekomunikasi Indonesia Persero Tbk PT		24,184
6,700	Unilever Indonesia Tbk PT		27,605
97,000	Waskita Karya Persero Tbk PT		15,800

			151,529

	Ireland - 1.1%
721	CRH plc		25,934
1,242	Experian plc		27,487
84	Paddy Power Betfair plc		10,006

			63,427

	Israel - 1.3%
168	Alony Hetz Properties & Investments Ltd.		1,807
186	Azrieli Group Ltd.		10,410
3,908	Bezeq The Israeli Telecommunication Corp. Ltd.		5,921
104	Elbit Systems Ltd.		13,930
154	Nice Ltd.		13,951
155	Paz Oil Co., Ltd.		26,878

			72,897

	Italy - 1.5%
1,421	Eni S.p.A.		23,547
87	Luxottica Group S.p.A.		5,344
7,177	Parmalat S.p.A.		26,716
652	Recordati S.p.A.		29,015

			84,622

	Japan - 15.9%
100	Aoyama Trading Co., Ltd.		3,737
100	Asahi Group Holdings Ltd.		4,962
1,600	Astellas Pharma, Inc.		20,410
600	Azbil Corp.		26,045
600	Bridgestone Corp.		27,899
700	Canon, Inc.		26,099
300	Daikin Industries Ltd.		35,513
75	Daito Trust Construction Co., Ltd.		15,296
600	Daiwa House Industry Co., Ltd.		23,047
100	East Japan Railway Co.		9,760
500	FUJIFILM Holdings Corp.		20,439
200	Hikari Tsushin, Inc.		28,762
500	Hoya Corp.		24,980
300	Ito En Ltd.		11,824
1,800	ITOCHU Corp.		33,603
2	Japan Logistics Fund, Inc. REIT(1)		3,689
1	Japan Retail Fund Investment Corp. REIT		1,834
900	Kagome Co., Ltd.		33,435
500	Keikyu Corp.		9,609
50	Keyence Corp.		28,016

Hartford Multifactor Low Volatility International Equity ETF
Schedule of Investments – (continued) December 31, 2017 (Unaudited)

300	Kuraray Co., Ltd.	$5,662
400	Kyocera Corp.	26,180
600	McDonald’s Holdings Co. Japan Ltd.(1)	26,392
1,600	Mitsubishi Electric Corp.	26,582
300	Mitsubishi Tanabe Pharma Corp.	6,210
600	Mitsui & Co., Ltd.	9,758
5,800	Mizuho Financial Group, Inc.	10,534
200	Nagoya Railroad Co., Ltd.	5,037
200	Nikon Corp.	4,030
1,900	Nippon Kayaku Co., Ltd.	28,201
500	Nippon Telegraph & Telephone Corp.	23,529
300	Nissan Chemical Industries Ltd.	11,971
900	Nissan Motor Co., Ltd.	8,976
2,100	NTT Data Corp.	24,961
400	Osaka Gas Co., Ltd.	7,705
500	Otsuka Holdings Co., Ltd.	21,962
200	Sankyo Co., Ltd.	6,294
300	Secom Co., Ltd.	22,655
800	Shimadzu Corp.	18,194
100	Shin-Etsu Chemical Co., Ltd.	10,164
300	SoftBank Group Corp.	23,755
300	Subaru Corp.	9,542
1,500	Sumitomo Rubber Industries Ltd.(1)	27,910
500	Takeda Pharmaceutical Co., Ltd.	28,411
600	Terumo Corp.	28,442
100	Tokio Marine Holdings, Inc.	4,564
400	Toyota Motor Corp.	25,612
500	Wacoal Holdings Corp.	15,801
1,400	Zensho Holdings Co., Ltd.(1)	24,073

		882,066

	Malaysia - 1.3%
7,900	DiGi.Com Bhd	9,956
4,200	Genting Malaysia Bhd	5,843
1,000	HAP Seng Consolidated Bhd	2,360
10,200	KLCCP Stapled Group Bhd	21,776
5,600	Maxis Bhd	8,316
4,900	Petronas Chemicals Group Bhd	9,323
3,400	Tenaga Nasional Bhd	12,820

		70,394

	Mexico - 0.3%
1,404	Fomento Economico Mexicano S.A.B. de C.V.	13,271
40	Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B	733

		14,004

	Netherlands - 1.2%
74	Koninklijke DSM N.V.	7,079
117	Koninklijke Philips N.V.	4,431
200	NXP Semiconductors N.V.*	23,418
926	Royal Dutch Shell plc Class A	31,066

		65,994

	Norway - 0.2%
877	Borregaard ASA	8,739
212	Telenor ASA	4,559

		13,298

	Philippines - 1.3%
3,410	Aboitiz Equity Ventures, Inc.	5,055
10,900	Aboitiz Power Corp.	9,072
340	Ayala Corp.	6,913
9,200	Ayala Land, Inc.	8,220
3,400	Manila Electric Co.	22,381
640	SM Investments Corp.	12,692
9,600	SM Prime Holdings, Inc.	7,211

		71,544

Hartford Multifactor Low Volatility International Equity ETF
Schedule of Investments – (continued) December 31, 2017 (Unaudited)

	Poland - 0.2%
316	Polski Koncern Naftowy Orlen S.A.	$	9,640

	Russia - 0.1%
351	MMC Norilsk Nickel PJSC ADR		6,578

	Singapore - 2.5%
700	Ascendas REIT		1,425
1,900	DBS Group Holdings Ltd.		35,330
1,800	Frasers Centrepoint Trust		3,017
3,200	Mapletree Industrial Trust REIT		4,861
4,500	Mapletree Logistics Trust REIT		4,445
200	Oversea-Chinese Banking Corp. Ltd.		1,854
3,500	SATS Ltd.		13,619
900	Singapore Press Holdings Ltd.(1)		1,784
3,300	Singapore Telecommunications Ltd.		8,815
900	United Overseas Bank Ltd.		17,813
1,200	UOL Group Ltd.		7,965
2,400	Venture Corp. Ltd.		36,761

			137,689

	South Africa - 0.3%
238	AVI Ltd.		2,125
950	Bidvest Group Ltd.		16,736

			18,861

	South Korea - 6.2%
9	CJ O Shopping Co., Ltd.		1,942
225	Fila Korea Ltd.		17,150
70	GS Home Shopping, Inc.		14,176
19	Hyundai Mobis Co., Ltd.		4,668
193	Hyundai Motor Co.		28,124
543	Kangwon Land, Inc.		17,651
174	KB Financial Group, Inc.*		10,305
532	Kia Motors Corp.		16,647
1,096	LF Corp.		32,044
49	LG Corp.		4,165
121	LG Display Co., Ltd.*		3,379
1,116	LG Uplus Corp.		14,594
355	Loen Entertainment, Inc.		37,306
163	Nexen Tire Corp.		1,797
259	S-1 Corp.*		25,887
13	Samsung Electronics Co., Ltd.		30,941
223	Shinhan Financial Group Co., Ltd.*		10,290
40	SK Holdings Co., Ltd.		10,574
445	SK Hynix, Inc.*		31,799
127	SK Telecom Co., Ltd.		31,674

			345,113

	Spain - 0.6%
88	Amadeus IT Group S.A.		6,352
1,122	Endesa S.A.		24,056
145	Industria de Diseno Textil S.A.		5,057

			35,465

	Sweden - 1.3%
434	Atlas Copco AB Class A		18,775
578	Holmen AB Class B		30,780
982	Swedbank AB Class A		23,736

			73,291

	Switzerland - 4.3%
1,031	ABB Ltd.		27,634
392	Ferguson plc		28,264
38	Geberit AG		16,732
12	Givaudan S.A.		27,731
280	Nestle S.A.		24,078
282	Novartis AG		23,845

Hartford Multifactor Low Volatility International Equity ETF
Schedule of Investments – (continued) December 31, 2017 (Unaudited)

96	Roche Holding AG	$24,283
3	Sika AG	23,828
260	Swiss Re AG	24,346
54	Zurich Insurance Group AG	16,436

		237,177

	Taiwan - 3.8%
11,000	Chong Hong Construction Co., Ltd.	28,315
6,000	Chunghwa Telecom Co., Ltd.	21,372
1,000	Far EasTone Telecommunications Co., Ltd.	2,470
2,000	Formosa Plastics Corp.	6,633
1,000	Foxconn Technology Co., Ltd.	2,863
5,000	Fulgent Sun International Holding Co., Ltd.	11,929
2,000	Greatek Electronics, Inc.	3,502
5,000	Hon Hai Precision Industry Co., Ltd.	15,995
2,000	Nan Ya Plastics Corp.	5,236
2,000	Pou Chen Corp.	2,591
3,000	Powertech Technology, Inc.	8,871
1,000	President Chain Store Corp.	9,544
7,600	Ruentex Development Co., Ltd.*	8,160
11,000	Syncmold Enterprise Corp.	23,472
2,000	Taiwan Mobile Co., Ltd.	7,225
3,000	Taiwan Semiconductor Manufacturing Co., Ltd.	23,136
13,000	Uni-President Enterprises Corp.	28,832

		210,146

	Thailand - 2.8%
800	Advanced Info Service PCL NVDR	4,689
16,400	Airports of Thailand PCL NVDR	34,219
7,600	Bangkok Dusit Medical Services PCL NVDR	4,874
1,400	Bumrungrad Hospital PCL NVDR	8,119
1,000	Central Pattana PCL NVDR	2,616
9,000	CP ALL PCL NVDR	21,264
800	Electricity Generating PCL NVDR	5,302
900	Glow Energy PCL NVDR	2,244
3,000	Ratchaburi Electricity Generating Holding PCL NVDR	4,994
1,404	Siam Cement PCL NVDR	20,851
11,900	Supalai PCL NVDR	8,654
33,600	Thai Beverage PCL	23,131
3,800	Thai Union Group PCL NVDR	2,320
16,200	Thai Vegetable Oil PCL NVDR	14,788

		158,065

	Turkey - 2.2%
214	Afyon Cimento Sanayi T.A.S.*	439
3,465	Aselsan Elektronik Sanayi Ve Ticaret A.S.	29,061
631	BIM Birlesik Magazalar A.S.	12,997
16,006	Enka Insaat ve Sanayi A.S.	25,455
1,010	KOC Holding A.S.	4,923
17,175	Soda Sanayii A.S.	22,830
423	Tupras Turkiye Petrol Rafinerileri A.S.	13,555
74	Turk Traktor ve Ziraat Makineleri A.S.	1,483
2,161	Turkcell Iletisim Hizmetleri A.S.	8,823

		119,566

	United Kingdom - 10.6%
925	Ashtead Group plc	24,926
362	AstraZeneca plc	25,077
2,645	BAE Systems plc	20,502
4,401	BP plc	31,119
371	British American Tobacco plc	25,184
1,107	Compass Group plc	23,960
514	Croda International plc	30,761
780	Diageo plc	28,753
1,065	GlaxoSmithKline plc	19,053
1,159	Halma plc	19,755
2,665	HSBC Holdings plc	27,647

Hartford Multifactor Low Volatility International Equity ETF
Schedule of Investments – (continued) December 31, 2017 (Unaudited)

474	InterContinental Hotels Group plc		$	30,258
413	Intertek Group plc			28,996
1,835	National Grid plc			21,723
246	Reckitt Benckiser Group plc			23,025
1,296	RELX N.V.			29,825
1,282	RELX plc			30,158
6,892	Rentokil Initial plc			29,648
1,007	Sage Group plc			10,870
1,415	Smith & Nephew plc			24,654
431	Smiths Group plc			8,687
141	Spectris plc			4,744
371	Unilever N.V.			20,918
451	Unilever plc			25,169
6,147	Vodafone Group plc			19,541
157	WPP plc			2,848

				587,801

	United States - 0.8%
390	Carnival plc			25,809
4,500	Samsonite International S.A.			20,666

				46,475

	Total Common Stocks (cost $5,036,599)		$	5,541,785

Preferred Stocks - 0.2%
	Germany - 0.2%
139	Fuchs Petrolub SE, 2.01%		$	7,386

	Total Preferred Stocks (cost $7,694)		$	7,386

Warrants - 0.0%
	Thailand - 0.0%
2,247	Supalai PCL Expires 10/19/18*		$	1,324

	Total Warrants (cost $1,107)		$	1,324

	Total Long-Term Investments (cost $5,045,400)		$	5,550,495

Short-Term Investments - 0.7%
	Securities Lending Collateral - 0.7%
39,978	State Street Navigator Securities Lending Government Money Market Portfolio, 1.30% (3)		$	39,978

	Total Short-Term Investments (cost $39,978)		$	39,978

	Total Investments (cost $5,085,378)	100.6%	$	5,590,473
	Other Assets and Liabilities	(0.6)%		(31,329)

	Total Net Assets	100.0%	$	5,559,144

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 for securities lending information.
(2)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At December 31, 2017, the aggregate value of these securities was $50,793, which represented 0.9% of total net assets.
(3)	Current yield as of period end.

Hartford Multifactor Low Volatility International Equity ETF
Schedule of Investments – (continued) December 31, 2017 (Unaudited)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
CMO	Collateralized Mortgage Obligation
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
PJSC	Private Joint Stock Company
REIT	Real Estate Investment Trust

Hartford Multifactor Low Volatility International Equity ETF
Schedule of Investments December 31, 2017 (Unaudited)

  Fair Valuation Summary

  The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Australia	$297,649	$297,649	$—	$—
Austria	6,701	6,701	—	—
Belgium	1,581	1,581	—	—
Brazil	55,233	55,233	—	—
Canada	532,139	532,139	—	—
Chile	11,904	11,904	—	—
China	266,751	266,751	—	—
Denmark	51,886	51,886	—	—
Finland	22,205	22,205	—	—
France	233,883	233,883	—	—
Germany	164,263	164,263	—	—
Hong Kong	289,473	289,473	—	—
India	132,475	132,475	—	—
Indonesia	151,529	151,529	—	—
Ireland	63,427	63,427	—	—
Israel	72,897	72,897	—	—
Italy	84,622	84,622	—	—
Japan	882,066	882,066	—	—
Malaysia	70,394	70,394	—	—
Mexico	14,004	14,004	—	—
Netherlands	65,994	65,994	—	—
Norway	13,298	13,298	—	—
Philippines	71,544	71,544	—	—
Poland	9,640	9,640	—	—
Russia	6,578	6,578	—	—
Singapore	137,689	137,689	—	—
South Africa	18,861	18,861	—	—
South Korea	345,113	345,113	—	—
Spain	35,465	35,465	—	—
Sweden	73,291	73,291	—	—
Switzerland	237,177	237,177	—	—
Taiwan	210,146	210,146	—	—
Thailand	158,065	158,065	—	—
Turkey	119,566	119,566	—	—
United Kingdom	587,801	587,801	—	—
United States	46,475	46,475	—	—
Preferred Stocks	7,386	7,386	—	—
Warrants	1,324	1,324	—	—
Short-Term Investments	39,978	39,978	—	—

Total	$5,590,473	$5,590,473	$—	$—

(1)	For the period ended December 31, 2017, there were no transfers from Level 1 to Level 2, investments valued at $1,713 were transferred from Level 2 to Level 1 due to the application of a fair valuation factor and there were no transfers in and out of Level 3.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford Multifactor Low Volatility US Equity ETF
Schedule of Investments December 31, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
Common Stocks - 99.7%
	Automobiles & Components - 1.2%
226	Cooper Tire & Rubber Co.(1)	$	7,989
492	Fox Factory Holding Corp.*		19,114
172	Visteon Corp.*		21,524

			48,627

	Banks - 2.1%
108	BancFirst Corp.		5,524
905	Beneficial Bancorp, Inc.		14,887
207	Capitol Federal Financial, Inc.		2,776
420	CenterState Bank Corp.		10,807
29	Commerce Bancshares, Inc.		1,642
557	Investors Bancorp, Inc.		7,731
19	JP Morgan Chase & Co.		2,032
603	Meridian Bancorp, Inc.		12,422
463	US Bancorp		24,807

			82,628

	Capital Goods - 12.8%
180	3M Co.		42,367
127	Boeing Co.		37,454
355	BWX Technologies, Inc.		21,474
21	ESCO Technologies, Inc.		1,265
86	General Dynamics Corp.		17,497
618	General Electric Co.		10,784
19	Harris Corp.		2,691
342	Honeywell International, Inc.		52,449
174	Hubbell, Inc.		23,549
33	IDEX Corp.		4,355
200	Illinois Tool Works, Inc.		33,370
379	Kaman Corp.		22,300
122	Lincoln Electric Holdings, Inc.		11,173
128	Lockheed Martin Corp.		41,094
192	MSC Industrial Direct Co., Inc. Class A		18,559
134	Northrop Grumman Corp.		41,126
209	Raytheon Co.		39,261
207	Rockwell Collins, Inc.		28,073
9	Roper Technologies, Inc.		2,331
7	Stanley Black & Decker, Inc.		1,188
484	Toro Co.		31,571
236	United Technologies Corp.		30,107

			514,038

	Commercial & Professional Services - 3.1%
33	Cintas Corp.		5,142
74	IHS Markit Ltd.*		3,341
85	Matthews International Corp. Class A		4,488
446	Republic Services, Inc.		30,154
377	Rollins, Inc.		17,542
451	Tetra Tech, Inc.		21,716
490	Waste Management, Inc.		42,287

			124,670

	Consumer Durables & Apparel - 0.2%
28	Mohawk Industries, Inc.*		7,725

	Consumer Services - 9.8%
426	Aramark		18,207
242	Bright Horizons Family Solutions, Inc.*		22,748
302	Carnival Corp.		20,044
336	Cheesecake Factory, Inc.(1)		16,188
99	Churchill Downs, Inc.		23,037
75	Cracker Barrel Old Country Store, Inc.(1)		11,917
357	Darden Restaurants, Inc.		34,279
154	Domino’s Pizza, Inc.(1)		29,100
362	Dunkin’ Brands Group, Inc.		23,338

Hartford Multifactor Low Volatility US Equity ETF
Schedule of Investments December 31, 2017 (Unaudited)

34	Graham Holdings Co. Class B	$	18,984
119	Hilton Worldwide Holdings, Inc.		9,503
49	Jack in the Box, Inc.		4,807
362	McDonald’s Corp.		62,307
265	Papa John’s International, Inc.(1)		14,869
96	Service Corp. International/US		3,583
483	Starbucks Corp.		27,739
23	Vail Resorts, Inc.		4,887
1,061	Wendy’s Co.(1)		17,422
360	Yum! Brands, Inc.		29,380

			392,339

	Diversified Financials - 2.2%
142	Ares Capital Corp.		2,232
179	Berkshire Hathaway, Inc. Class B*		35,481
330	Blackstone Mortgage Trust, Inc. Class A REIT(1)		10,619
261	Capstead Mortgage Corp. REIT		2,258
108	Chimera Investment Corp. REIT		1,996
354	MFA Financial, Inc. REIT		2,804
15	Nasdaq, Inc.		1,153
1,051	New Mountain Finance Corp.		14,241
563	Solar Capital Ltd.		11,378
262	Starwood Property Trust, Inc. REIT		5,594
31	TPG Specialty Lending, Inc.(1)		614

			88,370

	Energy - 5.0%
521	Chevron Corp.		65,224
736	Exxon Mobil Corp.		61,559
451	Phillips 66		45,619
413	Schlumberger Ltd.		27,832
23	Valero Energy Corp.		2,114

			202,348

	Food & Staples Retailing - 1.5%
90	Costco Wholesale Corp.		16,751
256	Sysco Corp.		15,547
266	Wal-Mart Stores, Inc.		26,267

			58,565

	Food, Beverage & Tobacco - 4.0%
623	Altria Group, Inc.		44,489
15	Brown-Forman Corp. Class B		1,030
514	Coca-Cola Co.		23,582
861	ConAgra Foods, Inc.		32,434
325	Fresh Del Monte Produce, Inc.		15,493
144	Kellogg Co.		9,789
224	PepsiCo, Inc.		26,862
71	Philip Morris International, Inc.		7,501

			161,180

	Health Care Equipment & Services - 5.0%
423	Baxter International, Inc.		27,343
17	Becton Dickinson and Co.		3,695
67	Cooper Cos., Inc.		14,598
57	Danaher Corp.		5,291
150	IDEXX Laboratories, Inc.*		23,457
13	Intuitive Surgical, Inc.*		4,744
54	Masimo Corp.*		4,579
124	Medtronic plc		10,013
126	Quest Diagnostics, Inc.		12,410
111	Stryker Corp.		17,187
291	UnitedHealth Group, Inc.		64,154
68	Varian Medical Systems, Inc.*		7,558
23	WellCare Health Plans, Inc.*		4,626

			199,655

Hartford Multifactor Low Volatility US Equity ETF
Schedule of Investments December 31, 2017 (Unaudited)

	Household & Personal Products - 2.1%
180	Church & Dwight Co., Inc.	$	9,031
123	Clorox Co.		18,295
203	Colgate-Palmolive Co.		15,316
55	Kimberly-Clark Corp.		6,636
213	Procter & Gamble Co.		19,571
153	Spectrum Brands Holdings, Inc.(1)		17,197

			86,046

	Insurance - 1.4%
15	American Financial Group, Inc.		1,628
16	Aon plc		2,144
189	Arch Capital Group Ltd.*		17,155
17	Argo Group International Holdings Ltd.		1,048
108	Arthur J Gallagher & Co.		6,834
338	Axis Capital Holdings Ltd.		16,988
33	Erie Indemnity Co. Class A		4,021
8	Everest Re Group Ltd.		1,770
31	Loews Corp.		1,551
2	White Mountains Insurance Group Ltd.		1,703

			54,842

	Materials - 9.6%
188	Air Products & Chemicals, Inc.		30,847
199	AptarGroup, Inc.		17,170
163	Ashland Global Holdings, Inc.		11,606
157	Balchem Corp.		12,654
204	Ball Corp.(1)		7,721
264	Compass Minerals International, Inc.(1)		19,074
445	Crown Holdings, Inc.*		25,031
283	Ecolab, Inc.		37,973
326	Monsanto Co.		38,070
46	NewMarket Corp.		18,280
297	Praxair, Inc.		45,940
87	Quaker Chemical Corp.		13,119
395	RPM International, Inc.		20,706
206	Scotts Miracle-Gro Co. Class A(1)		22,040
12	Sensient Technologies Corp.		878
31	Sherwin-Williams Co.		12,711
651	Silgan Holdings, Inc.		19,133
396	Sonoco Products Co.		21,043
146	WR Grace & Co.		10,239

			384,235

	Media - 2.9%
1,053	Comcast Corp. Class A		42,173
126	John Wiley & Sons, Inc. Class A		8,284
122	Omnicom Group, Inc.		8,885
377	Time Warner, Inc.		34,484
201	Walt Disney Co.		21,610

			115,436

	Pharmaceuticals, Biotechnology & Life Sciences - 4.2%
20	AbbVie, Inc.		1,934
90	Bio-Rad Laboratories, Inc. Class A*		21,481
81	Bio-Techne Corp.		10,494
443	Johnson & Johnson		61,896
423	Merck & Co., Inc.		23,802
210	PerkinElmer, Inc.		15,355
887	Pfizer, Inc.		32,127

			167,089

	Real Estate - 5.7%
237	American Campus Communities, Inc. REIT		9,724
123	American Tower Corp. REIT		17,548
167	Apartment Investment & Management Co. Class A, REIT		7,300
33	AvalonBay Communities, Inc. REIT		5,888

Hartford Multifactor Low Volatility US Equity ETF
Schedule of Investments December 31, 2017 (Unaudited)

45	Camden Property Trust REIT	$	4,143
130	Crown Castle International Corp. REIT		14,431
245	Digital Realty Trust, Inc. REIT		27,905
111	Douglas Emmett, Inc. REIT		4,558
9	EastGroup Properties, Inc. REIT(1)		795
81	EPR Properties REIT		5,302
420	Equity Commonwealth REIT*		12,814
170	Equity LifeStyle Properties, Inc. REIT		15,133
17	Essex Property Trust, Inc. REIT		4,103
203	LTC Properties, Inc. REIT		8,841
64	Mid-America Apartment Communities, Inc. REIT		6,436
1,197	Monmouth Real Estate Investment Corp. REIT		21,307
81	PS Business Parks, Inc. REIT		10,132
24	Public Storage REIT		5,016
313	RE/MAX Holdings, Inc. Class A REIT		15,180
801	Retail Opportunity Investments Corp. REIT		15,980
205	Tanger Factory Outlet Centers, Inc. REIT(1)		5,435
159	UDR, Inc. REIT		6,125
48	Urstadt Biddle Properties, Inc. Class A, REIT		1,044
69	Ventas, Inc. REIT		4,141
27	Washington Real Estate Investment Trust REIT		840

			230,121

	Retailing - 2.0%
24	AutoZone, Inc.*		17,073
197	Home Depot, Inc.		37,338
99	Pool Corp.		12,835
155	TJX Cos., Inc.		11,851

			79,097

	Semiconductors & Semiconductor Equipment - 0.3%
264	Intel Corp.		12,186

	Software & Services - 8.8%
12	Adobe Systems, Inc.*		2,103
426	Amdocs Ltd.		27,894
302	Aspen Technology, Inc.*		19,992
201	Automatic Data Processing, Inc.		23,555
855	Blucora, Inc.*		18,896
199	Broadridge Financial Solutions, Inc.		18,025
22	Facebook, Inc. Class A*		3,882
195	Fidelity National Information Services, Inc.		18,348
144	Fiserv, Inc.*		18,883
56	Gartner, Inc. Class A*		6,896
300	Genpact Ltd.		9,522
330	International Business Machines Corp.		50,629
188	Jack Henry & Associates, Inc.		21,988
89	Mastercard, Inc. Class A		13,471
290	Microsoft Corp.		24,807
394	Paychex, Inc.		26,824
128	Progress Software Corp.		5,449
97	Synopsys, Inc.*		8,268
144	VeriSign, Inc.*(1)		16,479
133	Visa, Inc. Class A		15,165

			351,076

	Technology Hardware & Equipment - 1.7%
260	Amphenol Corp. Class A		22,828
228	AVX Corp.		3,944
598	Benchmark Electronics, Inc.*		17,402
232	Cisco Systems, Inc.		8,886
40	Dolby Laboratories, Inc. Class A		2,480
139	Motorola Solutions, Inc.		12,557

			68,097

	Telecommunication Services - 6.0%
1,550	AT&T, Inc.		60,264

Hartford Multifactor Low Volatility US Equity ETF
Schedule of Investments December 31, 2017 (Unaudited)

2,197	CenturyLink, Inc.	$	36,646
418	Cogent Communications Holdings, Inc.		18,935
687	Consolidated Communications Holdings, Inc.		8,375
2,356	Sprint Corp.*(1)		13,877
450	T-Mobile USA, Inc.*		28,579
145	Telephone & Data Systems, Inc.		4,031
1,220	Verizon Communications, Inc.		64,575
355	Vonage Holdings Corp.*		3,610

			238,892

	Transportation - 2.7%
84	CH Robinson Worldwide, Inc.		7,484
40	Expeditors International of Washington, Inc.		2,588
365	Heartland Express, Inc.		8,519
132	J.B. Hunt Transport Services, Inc.		15,177
120	Landstar System, Inc.		12,492
150	Union Pacific Corp.		20,115
340	United Parcel Service, Inc. Class B		40,511

			106,886

	Utilities - 5.4%
246	Alliant Energy Corp.		10,482
39	American Electric Power Co., Inc.		2,869
85	American Water Works Co., Inc.		7,777
72	Atmos Energy Corp.		6,184
78	CenterPoint Energy, Inc.		2,212
145	CMS Energy Corp.		6,858
125	Consolidated Edison, Inc.		10,619
292	Dominion Energy, Inc.		23,669
69	DTE Energy Co.		7,553
112	Duke Energy Corp.		9,420
86	Edison International		5,439
136	El Paso Electric Co.		7,528
57	Entergy Corp.		4,639
42	IDACORP, Inc.		3,837
711	MDU Resources Group, Inc.		19,112
21	MGE Energy, Inc.		1,325
21	NextEra Energy, Inc.		3,280
504	NiSource, Inc.		12,938
85	PG&E Corp.		3,811
66	Portland General Electric Co.		3,008
129	PPL Corp.		3,992
73	Public Service Enterprise Group, Inc.		3,759
22	SCANA Corp.		875
228	Southern Co.		10,964
158	Spire, Inc.		11,874
27	UGI Corp.		1,268
95	Vectren Corp.		6,177
174	WEC Energy Group, Inc.		11,559
77	Westar Energy, Inc.		4,066
201	Xcel Energy, Inc.		9,670

			216,764

	Total Common Stocks (cost $3,709,931)	$	3,990,912

	Total Long-Term Investments (cost $3,709,931)	$	3,990,912

Short-Term Investments - 0.6%
	Securities Lending Collateral - 0.6%
25,296	State Street Navigator Securities Lending Government Money Market Portfolio, 1.30% (2)	$	25,296

	Total Short-Term Investments (cost $25,296)	$	25,296

Hartford Multifactor Low Volatility US Equity ETF
Schedule of Investments December 31, 2017 (Unaudited)

Total Investments (cost $3,735,227)	100.3%	$	4,016,208
Other Assets and Liabilities	(0.3)%		(12,403)

Total Net Assets	100.0%	$	4,003,805

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 for securities lending information.
(2)	Current yield as of period end.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
REIT	Real Estate Investment Trust

Hartford Multifactor Low Volatility US Equity ETF
Schedule of Investments December 31, 2017 (Unaudited)

  Fair Valuation Summary

  The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$48,627	$48,627	$—	$—
Banks	82,628	82,628	—	—
Capital Goods	514,038	514,038	—	—
Commercial & Professional Services	124,670	124,670	—	—
Consumer Durables & Apparel	7,725	7,725	—	—
Consumer Services	392,339	392,339	—	—
Diversified Financials	88,370	88,370	—	—
Energy	202,348	202,348	—	—
Food & Staples Retailing	58,565	58,565	—	—
Food, Beverage & Tobacco	161,180	161,180	—	—
Health Care Equipment & Services	199,655	199,655	—	—
Household & Personal Products	86,046	86,046	—	—
Insurance	54,842	54,842	—	—
Materials	384,235	384,235	—	—
Media	115,436	115,436	—	—
Pharmaceuticals, Biotechnology & Life Sciences	167,089	167,089	—	—
Real Estate	230,121	230,121	—	—
Retailing	79,097	79,097	—	—
Semiconductors & Semiconductor Equipment	12,186	12,186	—	—
Software & Services	351,076	351,076	—	—
Technology Hardware & Equipment	68,097	68,097	—	—
Telecommunication Services	238,892	238,892	—	—
Transportation	106,886	106,886	—	—
Utilities	216,764	216,764	—	—
Short-Term Investments	25,296	25,296	—	—

Total	$4,016,208	$4,016,208	$—	$—

  (1) For the period ended December 31, 2017, there were no transfers between any levels.

Hartford Multifactor REIT ETF
Schedule of Investments December 31, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
Common Stocks - 99.5%
	Diversified REITs - 8.8%
16,469	Armada Hoffler Properties, Inc. REIT(1)	$	255,764
11,133	Empire State Realty Trust, Inc. Class A, REIT		228,560
9,589	Select Income REIT(1)		240,972
3,251	WP Carey, Inc. REIT		223,994

			949,290

	Health Care REITs - 9.4%
12,735	CareTrust, Inc. REIT		213,439
4,874	LTC Properties, Inc. REIT		212,263
2,810	National Health Investors, Inc. REIT(1)		211,818
7,764	Omega Healthcare Investors, Inc. REIT(1)		213,820
9,207	Sabra Healthcare, Inc. REIT		172,815

			1,024,155

	Hotel & Resort REITs - 7.7%
1,894	MGM Growth Properties LLC Class A REIT(1)		55,210
3,820	Ryman Hospitality Properties, Inc. REIT		263,656
16,459	Summit Hotel Properties, Inc. REIT		250,671
12,036	Xenia Hotels & Resorts, Inc. REIT		259,857

			829,394

	Industrial REITs - 6.3%
8,234	Duke Realty Corp. REIT		224,047
2,585	EastGroup Properties, Inc. REIT(1)		228,462
7,276	First Industrial Realty Trust, Inc. REIT(1)		228,976

			681,485

	Office REITs - 7.6%
11,246	City Office, Inc. REIT		146,310
7,407	Corporate Office Properties Trust REIT		216,284
24,774	Cousins Properties, Inc. REIT		229,160
4,533	Highwoods Properties, Inc. REIT		230,775

			822,529

	Residential REITs - 13.7%
5,168	Apartment Investment & Management Co. Class A, REIT		225,893
2,529	Camden Property Trust REIT		232,820
2,532	Equity LifeStyle Properties, Inc. REIT		225,399
947	Essex Property Trust, Inc. REIT		228,577
5,414	NexPoint Residential Trust, Inc. REIT		151,267
5,659	UDR, Inc. REIT		217,985
13,569	UMH Properties, Inc. REIT(1)		202,178

			1,484,119

	Retail REITs - 29.7%
4,502	Agree Realty Corp. REIT(1)		231,583
564	Alexander’s, Inc. REIT		223,259
11,810	Brixmor Property Group, Inc. REIT		220,375
39,184	CBL & Associates Properties, Inc. REIT(1)		221,781
1,659	Federal Realty Investment Trust REIT		220,332
8,448	Getty Realty Corp. REIT		229,448
15,521	Ramco-Gershenson Properties Trust REIT(1)		228,624
2,565	Saul Centers, Inc. REIT		158,389
4,990	Seritage Growth Properties REIT(1)		201,895
1,406	Simon Property Group, Inc. REIT		241,466
8,887	Tanger Factory Outlet Centers, Inc. REIT(1)		235,594
2,207	Taubman Centers, Inc. REIT(1)		144,404
8,420	Urban Edge Properties REIT		214,626
31,505	Washington Prime Group, Inc. REIT(1)		224,316
6,724	Weingarten Realty Investors REIT		221,018

			3,217,110

	Specialized REITs - 16.3%
1,946	Coresite Realty Corp. REIT(1)		221,649

Hartford Multifactor REIT ETF
Schedule of Investments – (continued) December 31, 2017 (Unaudited)

8,919	CubeSmart REIT		$	257,938
3,794	CyrusOne, Inc. REIT			225,857
1,911	Digital Realty Trust, Inc. REIT			217,663
6,115	Gaming and Leisure Properties, Inc. REIT			226,255
9,608	National Storage Affiliates Trust REIT(1)			261,914
1,098	Public Storage REIT			229,482
2,389	QTS Realty Trust, Inc. Class A, REIT(1)			129,388

				1,770,146

	Total Common Stocks (cost $10,590,395)		$	10,778,228

	Total Long-Term Investments (cost $10,590,395)		$	10,778,228

Short-Term Investments - 4.8%
	Securities Lending Collateral - 4.8%
520,932	State Street Navigator Securities Lending Government Money Market Portfolio, 1.30% (2)		$	520,932

	Total Short-Term Investments (cost $520,932)		$	520,932

	Total Investments (cost $11,111,327)	104.3%	$	11,299,160
	Other Assets and Liabilities	(4.3)%		(461,631)

	Total Net Assets	100.0%	$	10,837,529

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

(1)	Represents entire or partial securities on loan. See Note 2 for securities lending information.
(2)	Current yield as of period end.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
REIT	Real Estate Investment Trust

Hartford Multifactor REIT ETF
Schedule of Investments December 31, 2017 (Unaudited)

  Fair Valuation Summary

  The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Diversified REITs	$949,290	$949,290	$—	$—
Health Care REITs	1,024,155	1,024,155	—	—
Hotel & Resort REITs	829,394	829,394	—	—
Industrial REITs	681,485	681,485	—	—
Office REITs	822,529	822,529	—	—
Residential REITs	1,484,119	1,484,119	—	—
Retail REITs	3,217,110	3,217,110	—	—
Specialized REITs	1,770,146	1,770,146	—	—
Short-Term Investments	520,932	520,932	—	—

Total	$11,299,160	$11,299,160	$—	$—

  (1) For the period ended December 31, 2017, there were no transfers between any levels.

Hartford Multifactor US Equity ETF
Schedule of Investments December 31, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
Common Stocks - 99.7%
	Automobiles & Components - 1.8%
1,146	Aptiv plc	$	97,215
1,323	Dana Holding Corp.		42,349
382	Delphi Technologies plc*		20,044
3,808	Ford Motor Co.		47,562
6,546	General Motors Co.		268,321
733	Goodyear Tire & Rubber Co.		23,683
1,176	Tenneco, Inc.		68,843
425	Thor Industries, Inc.		64,056
267	Visteon Corp.*		33,412

			665,485

	Banks - 6.8%
7,430	Bank of America Corp.		219,334
2,341	BB&T Corp.		116,395
2,719	Citigroup, Inc.		202,321
2,178	Citizens Financial Group, Inc.		91,432
1,531	Cullen/Frost Bankers, Inc.(1)		144,909
489	East West Bancorp, Inc.		29,746
5,076	Fifth Third Bancorp		154,006
199	First Citizens BancShares, Inc. Class A		80,197
3,795	JP Morgan Chase & Co.		405,837
1,730	KeyCorp		34,894
350	M&T Bank Corp.		59,846
3,148	MGIC Investment Corp.*		44,418
1,244	PNC Financial Services Group, Inc.		179,497
2,756	Popular, Inc.		97,810
12,604	Regions Financial Corp.		217,797
2,707	SunTrust Banks, Inc.		174,845
332	US Bancorp		17,789
3,374	Wells Fargo & Co.		204,701
1,509	Zions Bancorp		76,702

			2,552,476

	Capital Goods - 5.5%
547	3M Co.		128,747
671	Boeing Co.		197,885
142	Caterpillar, Inc.		22,376
1,705	Cummins, Inc.		301,171
123	Deere & Co.		19,251
2,189	Eaton Corp. plc		172,953
311	Emerson Electric Co.		21,674
496	General Dynamics Corp.		100,911
335	Honeywell International, Inc.		51,376
665	Illinois Tool Works, Inc.		110,955
1,529	Ingersoll-Rand plc		136,371
44	Lockheed Martin Corp.		14,126
2,270	MasTec, Inc.*(1)		111,116
1,000	MSC Industrial Direct Co., Inc. Class A		96,660
316	Northrop Grumman Corp.		96,984
857	PACCAR, Inc.		60,916
175	Parker-Hannifin Corp.		34,926
187	Raytheon Co.		35,128
193	Rockwell Automation, Inc.		37,896
309	Spirit Aerosystems Holdings, Inc. Class A		26,960
523	Stanley Black & Decker, Inc.		88,748
510	United Rentals, Inc.*		87,674
508	United Technologies Corp.		64,806
186	WW Grainger, Inc.(1)		43,942

			2,063,552

	Commercial & Professional Services - 1.3%
263	Brink’s Co.		20,698
554	Deluxe Corp.		42,569
1,388	ManpowerGroup, Inc.		175,041

Hartford Multifactor US Equity ETF
Schedule of Investments – (continued) December 31, 2017 (Unaudited)

173	Republic Services, Inc.	$	11,697
2,670	Robert Half International, Inc.		148,292
957	Waste Management, Inc.		82,589

			480,886

	Consumer Durables & Apparel - 1.7%
106	Hasbro, Inc.		9,634
2,427	Michael Kors Holdings Ltd.*		152,780
95	Mohawk Industries, Inc.*		26,211
815	NIKE, Inc. Class B		50,978
6,149	Skechers USA, Inc. Class A*		232,678
2,272	Tupperware Brands Corp.(1)		142,454
413	VF Corp.		30,562

			645,297

	Consumer Services - 1.4%
1,710	Carnival Corp.		113,493
144	Cracker Barrel Old Country Store, Inc.(1)		22,880
821	Darden Restaurants, Inc.		78,832
655	Grand Canyon Education, Inc.*		58,642
4,079	H&R Block, Inc.		106,951
1,076	ILG, Inc.		30,645
469	Las Vegas Sands Corp.		32,591
286	McDonald’s Corp.		49,226
234	Yum! Brands, Inc.		19,097

			512,357

	Diversified Financials - 2.8%
696	American Express Co.		69,120
1,452	Ameriprise Financial, Inc.		246,071
806	Berkshire Hathaway, Inc. Class B*		159,765
87	BlackRock, Inc.		44,693
1,128	Capital One Financial Corp.		112,326
220	Charles Schwab Corp.		11,301
186	CME Group, Inc.		27,165
1,702	Discover Financial Services		130,918
474	E*TRADE Financial Corp.*		23,496
984	Franklin Resources, Inc.		42,637
1,920	Morgan Stanley		100,743
2,135	Synchrony Financial		82,432

			1,050,667

	Energy - 5.5%
2,710	Andeavor		309,861
1,622	Chevron Corp.		203,058
546	ConocoPhillips		29,970
2,079	Exxon Mobil Corp.		173,888
417	HollyFrontier Corp.		21,359
7,429	Marathon Petroleum Corp.		490,166
2,621	Phillips 66		265,114
6,107	Valero Energy Corp.		561,294

			2,054,710

	Food & Staples Retailing - 2.8%
124	Casey’s General Stores, Inc.(1)		13,881
359	Costco Wholesale Corp.		66,817
1,336	CVS Health Corp.		96,860
6,890	Kroger Co.		189,130
996	Sprouts Farmers Market, Inc.*		24,253
2,919	Sysco Corp.		177,271
1,283	US Foods Holding Corp.*		40,966
3,589	Wal-Mart Stores, Inc.		354,414
975	Walgreens Boots Alliance, Inc.		70,804

			1,034,396

	Food, Beverage & Tobacco - 2.3%
1,193	Altria Group, Inc.		85,192

Hartford Multifactor US Equity ETF
Schedule of Investments – (continued) December 31, 2017 (Unaudited)

3,455	Archer-Daniels-Midland Co.	$	138,476
472	Bunge Ltd.		31,662
1,615	Flowers Foods, Inc.(1)		31,186
359	General Mills, Inc.		21,285
153	Hershey Co.		17,367
123	Kellogg Co.(1)		8,361
609	PepsiCo, Inc.		73,031
609	Philip Morris International, Inc.		64,341
7,080	Pilgrim’s Pride Corp.*(1)		219,905
12	Seaboard Corp.		52,920
1,342	Tyson Foods, Inc. Class A		108,796

			852,522

	Health Care Equipment & Services - 10.4%
807	Abbott Laboratories		46,056
1,160	Aetna, Inc.		209,252
737	AmerisourceBergen Corp.		67,671
1,558	Anthem, Inc.		350,566
2,626	Baxter International, Inc.		169,745
222	Becton Dickinson and Co.		47,446
905	Boston Scientific Corp.*		22,435
2,291	Cardinal Health, Inc.		140,370
2,583	Centene Corp.*		260,573
1,257	Cerner Corp.*		84,709
261	Cigna Corp.		53,007
1,819	DaVita, Inc.*		131,423
307	Edwards Lifesciences Corp.*		34,602
1,407	Encompass Health Corp.		69,520
3,141	Express Scripts Holding Co.*		234,444
3,574	HCA Healthcare, Inc.*		313,940
708	Henry Schein, Inc.*(1)		49,475
166	Hill-Rom Holdings, Inc.		13,992
1,074	Humana, Inc.		266,427
126	IDEXX Laboratories, Inc.*		19,704
349	Laboratory Corp. of America Holdings*		55,669
578	Masimo Corp.*		49,014
496	McKesson Corp.		77,351
2,287	Molina Healthcare, Inc.*(1)		175,367
315	Patterson Cos., Inc.(1)		11,381
1,279	Quest Diagnostics, Inc.		125,969
668	Stryker Corp.		103,433
1,188	UnitedHealth Group, Inc.		261,906
987	Varian Medical Systems, Inc.*(1)		109,705
1,735	WellCare Health Plans, Inc.*		348,926

			3,904,078

	Household & Personal Products - 1.4%
117	Clorox Co.		17,403
93	Colgate-Palmolive Co.		7,017
1,502	Estee Lauder Cos., Inc. Class A		191,114
1,386	Herbalife Ltd.*(1)		93,860
603	Kimberly-Clark Corp.		72,758
1,992	Nu Skin Enterprises, Inc. Class A		135,914
55	Procter & Gamble Co.		5,053

			523,119

	Insurance - 8.2%
2,721	Aflac, Inc.		238,849
23	Alleghany Corp.*		13,710
1,848	Allstate Corp.		193,504
1,529	American Financial Group, Inc.		165,958
257	American International Group, Inc.		15,312
1,238	Assurant, Inc.		124,840
1,157	Assured Guaranty Ltd.		39,188
371	Axis Capital Holdings Ltd.		18,646
532	Chubb Ltd.		77,741
4,511	CNA Financial Corp.(1)		239,309

Hartford Multifactor US Equity ETF
Schedule of Investments – (continued) December 31, 2017 (Unaudited)

2,710	CNO Financial Group, Inc.	$	66,910
311	Everest Re Group Ltd.		68,812
791	First American Financial Corp.		44,328
2,514	Lincoln National Corp.		193,251
2,103	MetLife, Inc.		106,328
2,418	Old Republic International Corp.		51,697
4,538	Principal Financial Group, Inc.		320,201
541	ProAssurance Corp.		30,918
1,831	Progressive Corp.		103,122
3,426	Prudential Financial, Inc.		393,921
888	Reinsurance Group of America, Inc.		138,466
1,696	Travelers Cos., Inc.		230,045
2,174	Unum Group		119,331
1,762	XL Group Ltd.		61,952

			3,056,339

	Materials - 5.1%
168	Air Products & Chemicals, Inc.		27,566
670	Avery Dennison Corp.		76,956
213	Bemis Co., Inc.(1)		10,179
3,202	DowDuPont, Inc.		228,047
265	Eastman Chemical Co.		24,550
5,729	Huntsman Corp.		190,718
2,784	International Paper Co.		161,305
2,795	Louisiana-Pacific Corp.*		73,397
3,235	LyondellBasell Industries N.V. Class A		356,885
304	Monsanto Co.		35,501
2,099	Nucor Corp.		133,455
2,777	Owens-Illinois, Inc.*		61,566
1,135	Packaging Corp. of America		136,824
495	PPG Industries, Inc.		57,826
68	Praxair, Inc.		10,518
1,178	Reliance Steel & Aluminum Co.		101,061
134	Sherwin-Williams Co.		54,945
1,522	Sonoco Products Co.		80,879
1,549	Steel Dynamics, Inc.		66,808
152	WestRock Co.		9,608

			1,898,594

	Media - 0.1%
102	CBS Corp. Class B		6,018
1,095	Comcast Corp. Class A		43,855
89	Omnicom Group, Inc.(1)		6,482

			56,355

	Pharmaceuticals, Biotechnology & Life Sciences - 4.2%
2,009	AbbVie, Inc.		194,290
671	Akorn, Inc.*		21,626
788	Amgen, Inc.		137,033
117	Bio-Rad Laboratories, Inc. Class A*		27,924
431	Biogen, Inc.*		137,304
1,277	Bristol-Myers Squibb Co.		78,255
1,021	Eli Lilly & Co.		86,234
1,888	Gilead Sciences, Inc.		135,256
141	IQVIA Holdings, Inc.*		13,804
1,615	Johnson & Johnson		225,648
2,221	Merck & Co., Inc.		124,976
4,161	Pfizer, Inc.		150,711
1,101	United Therapeutics Corp.*		162,893
845	Zoetis, Inc.		60,874

			1,556,828

	Real Estate - 3.6%
366	American Tower Corp. REIT		52,217
7,304	CBRE Group, Inc. Class A, REIT*		316,336
5,075	CoreCivic, Inc. REIT		114,188
217	Crown Castle International Corp. REIT		24,089

Hartford Multifactor US Equity ETF
Schedule of Investments – (continued) December 31, 2017 (Unaudited)

40	Equinix, Inc. REIT	$	18,129
769	Equity Residential REIT		49,039
119	Hospitality Properties Trust REIT		3,552
3,084	Host Hotels & Resorts, Inc. REIT(1)		61,217
793	Jones Lang LaSalle, Inc. REIT		118,101
1,579	Lamar Advertising Co. Class A, REIT(1)		117,225
4,701	LaSalle Hotel Properties REIT(1)		131,957
477	Park Hotels & Resorts, Inc. REIT(1)		13,714
966	Prologis, Inc. REIT		62,317
3,083	Rayonier, Inc. REIT		97,515
2,855	Realogy Holdings Corp. REIT(1)		75,658
167	Ventas, Inc. REIT		10,022
472	Welltower, Inc. REIT		30,099
1,537	Weyerhaeuser Co. REIT		54,195

			1,349,570

	Retailing - 6.3%
1,191	Bed Bath & Beyond, Inc.(1)		26,190
7,874	Best Buy Co., Inc.		539,133
504	Burlington Stores, Inc.*		62,007
1,395	Dick’s Sporting Goods, Inc.		40,092
1,463	Dollar General Corp.		136,074
534	Foot Locker, Inc.		25,034
4,908	Gap, Inc.(1)		167,166
222	Genuine Parts Co.		21,092
604	Home Depot, Inc.		114,476
3,838	Kohl’s Corp.(1)		208,135
2,497	L Brands, Inc.(1)		150,369
1,185	Lowe’s Cos., Inc.		110,134
2,738	Macy’s, Inc.(1)		68,970
188	Netflix, Inc.*		36,088
2,212	Nordstrom, Inc.		104,805
68	O’Reilly Automotive, Inc.*		16,357
511	Penske Automotive Group, Inc.(1)		24,451
1,206	Ross Stores, Inc.		96,782
3,327	Target Corp.		217,087
1,506	TJX Cos., Inc.		115,149
1,797	Williams-Sonoma, Inc.(1)		92,905

			2,372,496

	Semiconductors & Semiconductor Equipment - 5.7%
988	Analog Devices, Inc.		87,962
4,792	Applied Materials, Inc.		244,967
2,718	Cirrus Logic, Inc.*		140,955
6,935	Intel Corp.		320,120
556	KLA-Tencor Corp.		58,419
1,047	Lam Research Corp.(1)		192,721
7,662	Micron Technology, Inc.*		315,061
663	NVIDIA Corp.		128,290
2,054	ON Semiconductor Corp.*		43,011
4,034	QUALCOMM, Inc.		258,257
998	Skyworks Solutions, Inc.		94,760
2,307	Texas Instruments, Inc.		240,943

			2,125,466

	Software & Services - 5.1%
336	Activision Blizzard, Inc.		21,275
37	Alphabet, Inc. Class A*		38,976
103	Automatic Data Processing, Inc.		12,071
1,966	Booz Allen Hamilton Holding Corp.		74,964
1,560	CA, Inc.		51,917
1,460	Cognizant Technology Solutions Corp. Class A		103,689
745	DXC Technology Co.		70,700
3,632	eBay, Inc.*		137,072
1,244	Electronic Arts, Inc.*		130,695
4,724	First Data Corp. Class A*(1)		78,938
40	Fiserv, Inc.*		5,245

Hartford Multifactor US Equity ETF
Schedule of Investments – (continued) December 31, 2017 (Unaudited)

1,645	International Business Machines Corp.	$	252,376
451	Intuit, Inc.		71,159
806	Leidos Holdings, Inc.		52,043
379	MAXIMUS, Inc.		27,129
1,193	Microsoft Corp.		102,049
1,562	Oracle Corp.		73,851
908	Paychex, Inc.		61,817
94	Science Applications International Corp.		7,198
2,422	Teradata Corp.*(1)		93,150
3,495	VMware, Inc. Class A*(1)		437,993

			1,904,307

	Technology Hardware & Equipment - 9.5%
118	Amphenol Corp. Class A		10,360
1,614	Apple, Inc.		273,137
2,657	Arrow Electronics, Inc.*		213,649
1,180	CDW Corp.		81,998
417	Ciena Corp.*(1)		8,728
7,447	Cisco Systems, Inc.		285,220
7,067	Corning, Inc.		226,073
303	F5 Networks, Inc.*		39,760
10,352	Flex Ltd.*		186,233
14,901	Hewlett Packard Enterprise Co.		213,978
22,861	HP, Inc.		480,310
3,566	Jabil, Inc.		93,608
2,293	Juniper Networks, Inc.		65,351
3,895	Keysight Technologies, Inc.*		162,032
158	Motorola Solutions, Inc.		14,274
1,277	NCR Corp.*		43,405
3,866	NetApp, Inc.		213,867
6,911	Seagate Technology plc(1)		289,156
213	SYNNEX Corp.		28,957
2,033	TE Connectivity Ltd.		193,216
1,884	Tech Data Corp.*		184,576
392	Ubiquiti Networks, Inc.*(1)		27,840
2,181	Western Digital Corp.		173,455
1,559	Xerox Corp.		45,445

			3,554,628

	Telecommunication Services - 1.6%
3,783	AT&T, Inc.		147,083
1,366	CenturyLink, Inc.		22,785
15,265	Sprint Corp.*(1)		89,911
2,054	T-Mobile USA, Inc.*		130,450
3,665	Verizon Communications, Inc.		193,988

			584,217

	Transportation - 4.4%
139	Alaska Air Group, Inc.		10,218
4,186	American Airlines Group, Inc.(1)		217,798
220	CH Robinson Worldwide, Inc.		19,600
961	CSX Corp.		52,865
4,756	Delta Air Lines, Inc.		266,336
482	FedEx Corp.		120,278
7,522	JetBlue Airways Corp.*		168,041
239	Norfolk Southern Corp.		34,631
450	Ryder System, Inc.		37,877
4,030	Southwest Airlines Co.		263,763
5,054	United Continental Holdings, Inc.*		340,640
890	United Parcel Service, Inc. Class B		106,043

			1,638,090

	Utilities - 2.2%
715	American Electric Power Co., Inc.		52,602
1,144	Consolidated Edison, Inc.		97,183
788	DTE Energy Co.		86,254
1,220	Edison International		77,153

Hartford Multifactor US Equity ETF
Schedule of Investments – (continued) December 31, 2017 (Unaudited)

213	Eversource Energy		$	13,457
3,412	Exelon Corp.			134,467
137	NextEra Energy, Inc.			21,398
1,176	PG&E Corp.			52,720
1,839	PPL Corp.			56,917
470	Public Service Enterprise Group, Inc.			24,205
753	Southern Co.			36,212
4,112	Vistra Energy Corp.*			75,332
1,706	Xcel Energy, Inc.			82,076

				809,976

	Total Common Stocks (cost $30,535,917)		$	37,246,411

	Total Long-Term Investments (cost $30,535,917)		$	37,246,411

Short-Term Investments - 0.4%
	Securities Lending Collateral - 0.4%
146,416	State Street Navigator Securities Lending Government Money Market Portfolio, 1.30% (2)		$	146,416

	Total Short-Term Investments (cost $146,416)		$	146,416

	Total Investments (cost $30,682,333)	100.1%	$	37,392,827
	Other Assets and Liabilities	(0.1)%		(41,736)

	Total Net Assets	100.0%	$	37,351,091

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 for securities lending information.
(2)	Current yield as of period end.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
REIT	Real Estate Investment Trust

Hartford Multifactor US Equity ETF
Schedule of Investments December 31, 2017 (Unaudited)

  Fair Valuation Summary

  The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$665,485	$665,485	$—	$—
Banks	2,552,476	2,552,476	—	—
Capital Goods	2,063,552	2,063,552	—	—
Commercial & Professional Services	480,886	480,886	—	—
Consumer Durables & Apparel	645,297	645,297	—	—
Consumer Services	512,357	512,357	—	—
Diversified Financials	1,050,667	1,050,667	—	—
Energy	2,054,710	2,054,710	—	—
Food & Staples Retailing	1,034,396	1,034,396	—	—
Food, Beverage & Tobacco	852,522	852,522	—	—
Health Care Equipment & Services	3,904,078	3,904,078	—	—
Household & Personal Products	523,119	523,119	—	—
Insurance	3,056,339	3,056,339	—	—
Materials	1,898,594	1,898,594	—	—
Media	56,355	56,355	—	—
Pharmaceuticals, Biotechnology & Life Sciences	1,556,828	1,556,828	—	—
Real Estate	1,349,570	1,349,570	—	—
Retailing	2,372,496	2,372,496	—	—
Semiconductors & Semiconductor Equipment	2,125,466	2,125,466	—	—
Software & Services	1,904,307	1,904,307	—	—
Technology Hardware & Equipment	3,554,628	3,554,628	—	—
Telecommunication Services	584,217	584,217	—	—
Transportation	1,638,090	1,638,090	—	—
Utilities	809,976	809,976	—	—
Short-Term Investments	146,416	146,416	—	—

Total	$37,392,827	$37,392,827	$—	$—

  (1) For the period ended December 31, 2017, there were no transfers between any levels.

MULTIFACTOR ETFs

NOTES TO SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

1. Investment Valuation and Fair Value Measurements:

Lattice Strategies Trust (the “Trust”), which consists of multiple investment series (each a “Fund” and, collectively, “Funds”) values securities and other investments as follows: For each Fund’s shares (“Shares”), net asset value per Share is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding. Expenses and fees, including the management fees, are accrued daily and taken into account for purposes of determining net asset value. The net asset value of a Fund is calculated by the State Street Bank and Trust Company (“State Street”) and determined as of the close of the regular trading session on the NYSE Arca (ordinarily 4:00 p.m. Eastern time) on each day that such exchange is open. Fixed-income assets are generally valued as of the announced closing time for trading in fixed-income instruments in a particular market or exchange. Creation/redemption order cut-off times may be earlier on any day that the Securities Industry and Financial Markets Association (or applicable exchange or market on which a Fund’s investments are traded) announces an early closing time. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at market rates on the date of valuation (generally as of 4:00 p.m. London time) as quoted by one or more sources.

In calculating a Fund’s net asset value per Share, the Fund’s investments are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of other funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The Trust’s Valuation Committee, which is chaired by the Trust’s Treasurer, may use various pricing services, or discontinue the use of any pricing service, as approved by the Board of Trustees of the Trust (the “Board of Trustees”) from time to time. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation.

In the event that current market valuations are not readily available or such valuations do not reflect current market value, the Board of Trustees has delegated to the Valuation Committee the responsibility to determine a security’s fair value. In determining such value the Valuation Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates, market indices, and prices from each Fund’s Index Provider). In these cases, the Fund’s net asset value may reflect certain Fund securities’ fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security may be materially different from the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s benchmark Index. This may result in a difference between the Fund’s performance and the performance of the applicable Fund’s benchmark Index. With respect to securities that are primarily listed on foreign exchanges, the value of Fund securities may change on days when you will not be able to purchase or sell your Shares.

The Trust’s accounting services provider will obtain market prices for the Fund securities and exchange rates, if applicable, from independent pricing services approved or ratified by the Board of Trustees (“Pricing Services”). The Pricing Services shall determine such prices and rates in a manner consistent with the procedures below.

A. Equity Securities: The accounting services provider obtains readily available market quotations from the Pricing Services approved by the Board of Trustees. Equity securities shall be valued: (a) by using readily available market quotations provided by a primary pricing service; (b) by using a secondary pricing service; or (c) by obtaining direct written broker-dealer quotations.

Equity securities will be valued in the following order:

1. If a security is traded on the date, then the last quoted sale price on the exchange on which the security is principally traded, up to the time of valuation, is used. If the security is not traded on the date, the security will be valued at the mean between the last available bid and asked price. If the security is listed on more than one exchange, the price on the exchange that is generally considered the principal exchange will be used.

2. Securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the last available bid and asked prices.

B. Fixed Income Securities: Fixed income securities shall be valued using inputs in the following order: (a) by using readily available market quotations provided by a pricing service; (b) by using a market value from a pricing service generated by a pricing matrix based upon yield data for securities with similar characteristics; or (c) by obtaining direct written broker-dealer quotations. Fixed income securities are valued at the quoted bid for such securities. Interest-bearing commercial paper which is purchased at par will be priced at par.

C. Options and Futures Contracts: Options, futures contracts and options thereon, which are traded on exchanges, are valued by using readily available market quotations provided by a pricing service as of the close of such exchanges or, if no sales are reported, at the mean between the last available bid and asked prices on such day as reported by the pricing service shall be used. If an options or futures exchange closes later than 3:00 p.m. Central Time, the options or futures traded on it are valued based on the mean between the most recent bid and asked prices as of 3:00 p.m. Central Time.

D. Short-Term Obligations: Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term debt obligations with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the applicable Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

E. Over-the-Counter (“OTC”) Securities: OTC securities that are not traded on NASDAQ shall be valued at the most recent trade price.

F. Foreign Currency Contracts: Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

The Funds have adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in accordance with generally accepted accounting principles and expand disclosures about fair value measurements. These provisions apply to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that a Fund would receive upon selling an investment in an ordinary transaction to an independent buyer in the principal or most advantageous market of the investment.

The Funds categorize their fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Funds’ assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Funds’ net assets are computed and that may materially affect the value of the Fund’s investments). The valuation of fixed income securities held by the Funds are obtained from an independent pricing service and categorized as Level 2 based on the use of other significant observable market based inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.). Examples of events that may be “significant events” are government actions, natural disasters, armed conflicts, acts of terrorism, and significant market fluctuations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by such Fund’s benchmark Index, which, in turn, could result in a difference between a Fund’s performance and the performance of such Fund’s benchmark Index.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For information regarding a Fund’s other significant accounting policies, please refer to the Fund’s most recent Semi-annual or Annual Report.

2. Securities Lending:

Each Fund may lend Fund securities to certain creditworthy borrowers in U.S. and non-U.S. markets in an amount not to exceed one third (33 1/3 percent) of the value of its total assets. The borrowers provide collateral that is marked to market daily, in an amount at least equal to the current market value of the securities loaned. A Fund may terminate a loan at any time and recall the securities loaned. A Fund receives the value of any interest or cash or non-cash distributions paid on the loaned securities. A Fund cannot vote proxies for securities on loan, but may recall loans to vote proxies if a material issue affecting the Fund’s economic interest in the investment is to be voted upon. Interest earned on securities out on loan are not eligible for qualified interest income for federal tax purposes. Should the borrower of the securities fail financially, a Fund may experience delays in recovering the securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by the securities lending agent to be of good financial standing. In a loan transaction, a Fund will also bear the risk of any decline in value of securities acquired with cash collateral received by the Fund. Each Fund will minimize this risk by limiting the investment of cash collateral to high quality instruments of short maturity. This strategy is not used to leverage a Fund.

With respect to loans that are collateralized by cash, the borrower will be entitled to receive a fee based on the amount of cash collateral. A Fund is compensated by the difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, a Fund is compensated by a fee paid by the borrower equal to a percentage of the market value of the loaned securities. Any cash collateral may be reinvested in certain short-term instruments either directly on behalf of the lending Fund or through one or more joint accounts or money market funds, which may include those managed by the Adviser.

A Fund may pay a portion of the interest or fees earned from securities lending to a borrower as described above, and to one or more securities lending agents approved by the Board of Trustees who administer the lending program for the Funds in accordance with guidelines approved by the Board of Trustees. In such capacity, the lending agent causes the delivery of loaned securities from a Fund to borrowers, arranges for the return of loaned securities to the Fund at the termination of a loan, requests deposit of collateral, monitors the daily value of the loaned securities and collateral, requests that borrowers add to the collateral when required by the loan agreements, and provides recordkeeping and accounting services necessary for the operation of the program. State Street has been approved by the Board to serve as securities lending agent for the Funds and the Trust has entered into an agreement with State Street for such services. Among other matters, the Trust has agreed to indemnify State Street for certain liabilities. Any securities lending income earned by a Fund appears on the Statements of Operations net of any fees paid to State Street for servicing as the securities lending agent.

Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process — especially so in certain international markets such as Taiwan), ‘‘gap’’ risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees a Fund has agreed to pay a borrower), risk of loss of collateral, credit, legal, counterparty and market risk. Although State Street has agreed to provide a Fund with indemnification in the event of a borrower default, a Fund is still exposed to the risk of losses in the event a borrower does not return a Fund’s securities as agreed. For example, delays in recovery of securities loaned may cause a Fund to lose the opportunity to sell the securities at a desirable price.

At December 31, 2017, the following Funds had securities on loan at value, cash collateral and non-cash collateral as follows:

Fund	Market Value of Securities on Loan		Cash Collateral	Non - Cash Collateral(1)

Multifactor Developed Markets (ex-US) ETF	$11,297,621	$	2,905,959	$8,953,278

Multifactor Emerging Markets ETF	1,913,526		522,221	1,447,794

Multifactor Global Small Cap ETF	1,962,922		691,251	1,355,332

Multifactor Low Volatility International Equity ETF	114,156		39,758	79,113

Multifactor Low Volatility US Equity ETF	145,874		25,348	124,979

Multifactor REIT ETF	2,536,789		522,800	2,098,297

Multifactor US Equity ETF	3,044,825		147,146	2,991,808

(1) Amount consists of domestic and foreign equity securities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of December 31, 2017.

Multifactor Developed Markets (ex-US) ETF

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Short-Term Investment	$2,908,442	$—	$—	$—	$2,908,442
Total Borrowings	$2,908,442	$—	$—	$—	$2,908,442
Gross amount of recognized liabilities for securities lending transactions					$2,908,442

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

Multifactor Emerging Markets ETF

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Short-Term Investment	$522,169	$—	$—	$—	$522,169
Total Borrowings	$522,169	$—	$—	$—	$522,169
Gross amount of recognized liabilities for securities lending transactions					$522,169

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

Multifactor Global Small Cap ETF

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Short-Term Investment	$687,334	$—	$—	$—	$687,334
Total Borrowings	$687,334	$—	$—	$—	$687,334
Gross amount of recognized liabilities for securities lending transactions					$687,334

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

Multifactor Low Volatility International Equity ETF

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Short-Term Investment	$39,978	$—	$—	$—	$39,978
Total Borrowings	$39,978	$—	$—	$—	$39,978
Gross amount of recognized liabilities for securities lending transactions					$39,978

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

Multifactor Low Volatility US Equity ETF

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Short-Term Investment	$25,296	$—	$—	$—	$25,296
Total Borrowings	$25,296	$—	$—	$—	$25,296
Gross amount of recognized liabilities for securities lending transactions					$25,296

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

Multifactor REIT ETF

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Short-Term Investment	$520,932	$—	$—	$—	$520,932
Total Borrowings	$520,932	$—	$—	$—	$520,932
Gross amount of recognized liabilities for securities lending transactions					$520,932

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

Multifactor US Equity ETF

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Short-Term Investment	$146,416	$—	$—	$—	$146,416
Total Borrowings	$146,416	$—	$—	$—	$146,416
Gross amount of recognized liabilities for securities lending transactions					$146,416

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

Item 2.  Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are generally effective to provide reasonable assurance, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LATTICE STRATEGIES TRUST

Date: February 27, 2018	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: February 27, 2018	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Date: February 27, 2018	By:	/s/ Laura S. Quade
Laura S. Quade
Treasurer